UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

International Bond Fund (USD Hedged)

Investor Class (TNIBX)

This annual shareholder report contains important information about International Bond Fund (USD Hedged) (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund (USD Hedged) - Investor Class	$80	0.79%

What drove fund performance during the past 12 months?

  Global fixed income markets fell over the 12-month reporting period due to weaker currencies versus the dollar and rising bond yields at the end of the period, despite many central banks easing monetary policy.

  The fund benefited from its exposure to euro-denominated government-related bonds and corporate credit relative to the Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index. Additionally, the fund’s short currency exposure in the Chinese yuan and Taiwanese dollar, relative to the benchmark, added value amid U.S. dollar strength during the reporting period.

  Against the USD hedged index, an underweighting duration in China dragged on performance as local yields fell over the reporting period, with China’s central bank maintaining mostly stimulative monetary policy. Long exposure in the Brazilian real detracted as the country suffered amid investor concerns over the government's spending plans and wide budget deficit.

  The fund seeks to provide current income and capital appreciation primarily through a focus on non-U.S. dollar-denominated bonds. During the period, the fund shifted to a long position in the U.S. dollar due to the anticipation of near-term dollar strength.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives. The fund’s derivatives exposure to currency forwards had a positive impact on absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
9/12/17	10,000	10,000	10,000
9/30/17	9,972	9,887	9,969
12/31/17	10,124	9,993	10,082
3/31/18	10,237	10,129	10,177
6/30/18	10,126	9,848	10,225
9/30/18	10,116	9,757	10,208
12/31/18	10,282	9,873	10,402
3/31/19	10,660	10,091	10,709
6/30/19	10,976	10,423	11,003
9/30/19	11,249	10,498	11,315
12/31/19	11,208	10,549	11,189
3/31/20	10,905	10,514	11,246
6/30/20	11,404	10,863	11,444
9/30/20	11,603	11,152	11,521
12/31/20	11,834	11,519	11,630
3/31/21	11,620	11,005	11,409
6/30/21	11,665	11,149	11,449
9/30/21	11,657	11,051	11,459
12/31/21	11,638	10,977	11,467
3/31/22	11,244	10,300	11,003
6/30/22	10,626	9,449	10,562
9/30/22	10,222	8,793	10,329
12/31/22	10,238	9,193	10,348
3/31/23	10,542	9,470	10,643
6/30/23	10,647	9,325	10,721
9/30/23	10,567	8,990	10,638
12/31/23	11,250	9,718	11,208
3/31/24	11,295	9,516	11,273
6/30/24	11,260	9,411	11,286
9/30/24	11,590	10,068	11,679
12/31/24	11,649	9,554	11,765

202501-4140694, 202502-4108520

F1114-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 9/12/17
International Bond Fund (USD Hedged) (Investor Class)	3.55%	0.78%	2.11%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-1.96	-0.62
Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index (Strategy Benchmark)	4.97	1.01	2.25

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$7,116,341
  Number of Portfolio Holdings647
  Investment Advisory Fees Paid (000s)$7,381
  Portfolio Turnover Rate54.5%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

United States	13.5%
Japan	11.0
Canada	9.2
China	7.7
France	5.0
Germany	4.4
United Kingdom	4.4
Malaysia	3.3
Indonesia	3.0
Other	38.5

Top Ten Holdings (as a % of Net Assets)

Government of Japan	9.8%
People's Republic of China	7.0
U.S. Treasury Bills	6.8
Canadian Treasury Bill	4.9
Republic of France	3.5
Government of Malaysia	3.3
Republic of Indonesia	2.8
United Kingdom Gilt	2.3
Government of Canada Real Return Bond, Inflation-Indexed	1.9
Republic of Czech	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Bond Fund (USD Hedged)

Investor Class (TNIBX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

International Bond Fund (USD Hedged)

Advisor Class (TTABX)

This annual shareholder report contains important information about International Bond Fund (USD Hedged) (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund (USD Hedged) - Advisor Class	$101	0.99%

What drove fund performance during the past 12 months?

  Global fixed income markets fell over the 12-month reporting period due to weaker currencies versus the dollar and rising bond yields at the end of the period, despite many central banks easing monetary policy.

  The fund benefited from its exposure to euro-denominated government-related bonds and corporate credit relative to the Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index. Additionally, the fund’s short currency exposure in the Chinese yuan and Taiwanese dollar, relative to the benchmark, added value amid U.S. dollar strength during the reporting period.

  Against the USD hedged index, an underweighting duration in China dragged on performance as local yields fell over the reporting period, with China’s central bank maintaining mostly stimulative monetary policy. Long exposure in the Brazilian real detracted as the country suffered amid investor concerns over the government's spending plans and wide budget deficit.

  The fund seeks to provide current income and capital appreciation primarily through a focus on non-U.S. dollar-denominated bonds. During the period, the fund shifted to a long position in the U.S. dollar due to the anticipation of near-term dollar strength.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives. The fund’s derivatives exposure to currency forwards had a positive impact on absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
9/12/17	10,000	10,000	10,000
9/30/17	9,970	9,887	9,969
12/31/17	10,101	9,993	10,082
3/31/18	10,215	10,129	10,177
6/30/18	10,084	9,848	10,225
9/30/18	10,078	9,757	10,208
12/31/18	10,236	9,873	10,402
3/31/19	10,593	10,091	10,709
6/30/19	10,897	10,423	11,003
9/30/19	11,159	10,498	11,315
12/31/19	11,119	10,549	11,189
3/31/20	10,798	10,514	11,246
6/30/20	11,285	10,863	11,444
9/30/20	11,471	11,152	11,521
12/31/20	11,699	11,519	11,630
3/31/21	11,465	11,005	11,409
6/30/21	11,500	11,149	11,449
9/30/21	11,469	11,051	11,459
12/31/21	11,451	10,977	11,467
3/31/22	11,056	10,300	11,003
6/30/22	10,444	9,449	10,562
9/30/22	10,040	8,793	10,329
12/31/22	10,051	9,193	10,348
3/31/23	10,332	9,470	10,643
6/30/23	10,442	9,325	10,721
9/30/23	10,344	8,990	10,638
12/31/23	11,008	9,718	11,208
3/31/24	11,033	9,516	11,273
6/30/24	11,006	9,411	11,286
9/30/24	11,324	10,068	11,679
12/31/24	11,362	9,554	11,765

202501-4140694, 202502-4108520

F1115-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 9/12/17
International Bond Fund (USD Hedged) (Advisor Class)	3.21%	0.43%	1.76%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-1.96	-0.62
Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index (Strategy Benchmark)	4.97	1.01	2.25

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$7,116,341
  Number of Portfolio Holdings647
  Investment Advisory Fees Paid (000s)$7,381
  Portfolio Turnover Rate54.5%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

United States	13.5%
Japan	11.0
Canada	9.2
China	7.7
France	5.0
Germany	4.4
United Kingdom	4.4
Malaysia	3.3
Indonesia	3.0
Other	38.5

Top Ten Holdings (as a % of Net Assets)

Government of Japan	9.8%
People's Republic of China	7.0
U.S. Treasury Bills	6.8
Canadian Treasury Bill	4.9
Republic of France	3.5
Government of Malaysia	3.3
Republic of Indonesia	2.8
United Kingdom Gilt	2.3
Government of Canada Real Return Bond, Inflation-Indexed	1.9
Republic of Czech	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Bond Fund (USD Hedged)

Advisor Class (TTABX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

International Bond Fund (USD Hedged)

I Class (TNBMX)

This annual shareholder report contains important information about International Bond Fund (USD Hedged) (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund (USD Hedged) - I Class	$55	0.54%

What drove fund performance during the past 12 months?

  Global fixed income markets fell over the 12-month reporting period due to weaker currencies versus the dollar and rising bond yields at the end of the period, despite many central banks easing monetary policy.

  The fund benefited from its exposure to euro-denominated government-related bonds and corporate credit relative to the Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index. Additionally, the fund’s short currency exposure in the Chinese yuan and Taiwanese dollar, relative to the benchmark, added value amid U.S. dollar strength during the reporting period.

  Against the USD hedged index, an underweighting duration in China dragged on performance as local yields fell over the reporting period, with China’s central bank maintaining mostly stimulative monetary policy. Long exposure in the Brazilian real detracted as the country suffered amid investor concerns over the government's spending plans and wide budget deficit.

  The fund seeks to provide current income and capital appreciation primarily through a focus on non-U.S. dollar-denominated bonds. During the period, the fund shifted to a long position in the U.S. dollar due to the anticipation of near-term dollar strength.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives. The fund’s derivatives exposure to currency forwards had a positive impact on absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
9/12/17	500,000	500,000	500,000
9/30/17	498,621	494,342	498,456
12/31/17	506,235	499,666	504,104
3/31/18	512,044	506,468	508,827
6/30/18	506,644	492,377	511,260
9/30/18	506,349	487,829	510,413
12/31/18	514,837	493,671	520,076
3/31/19	533,991	504,541	535,464
6/30/19	549,972	521,163	550,165
9/30/19	563,865	524,890	565,737
12/31/19	562,528	527,436	559,453
3/31/20	546,955	525,712	562,282
6/30/20	572,250	543,169	572,183
9/30/20	582,389	557,625	576,055
12/31/20	594,693	575,940	581,495
3/31/21	583,478	550,249	570,456
6/30/21	585,957	557,471	572,448
9/30/21	585,119	552,546	572,956
12/31/21	584,936	548,831	573,360
3/31/22	565,403	515,018	550,138
6/30/22	534,168	472,467	528,087
9/30/22	514,109	439,657	516,438
12/31/22	515,843	459,654	517,380
3/31/23	530,804	473,475	532,171
6/30/23	537,081	466,231	536,073
9/30/23	533,315	449,511	531,889
12/31/23	567,450	485,924	560,404
3/31/24	570,036	475,802	563,661
6/30/24	569,340	470,547	564,280
9/30/24	586,416	503,405	583,931
12/31/24	589,094	477,716	588,264

202501-4140694, 202502-4108520

F1116-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 9/12/17
International Bond Fund (USD Hedged) (I Class)	3.81%	0.93%	2.27%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-1.96	-0.62
Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index (Strategy Benchmark)	4.97	1.01	2.25

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$7,116,341
  Number of Portfolio Holdings647
  Investment Advisory Fees Paid (000s)$7,381
  Portfolio Turnover Rate54.5%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

United States	13.5%
Japan	11.0
Canada	9.2
China	7.7
France	5.0
Germany	4.4
United Kingdom	4.4
Malaysia	3.3
Indonesia	3.0
Other	38.5

Top Ten Holdings (as a % of Net Assets)

Government of Japan	9.8%
People's Republic of China	7.0
U.S. Treasury Bills	6.8
Canadian Treasury Bill	4.9
Republic of France	3.5
Government of Malaysia	3.3
Republic of Indonesia	2.8
United Kingdom Gilt	2.3
Government of Canada Real Return Bond, Inflation-Indexed	1.9
Republic of Czech	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Bond Fund (USD Hedged)

I Class (TNBMX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

International Bond Fund (USD Hedged)

Z Class (TRMZX)

This annual shareholder report contains important information about International Bond Fund (USD Hedged) (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund (USD Hedged) - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Global fixed income markets fell over the 12-month reporting period due to weaker currencies versus the dollar and rising bond yields at the end of the period, despite many central banks easing monetary policy.

  The fund benefited from its exposure to euro-denominated government-related bonds and corporate credit relative to the Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index. Additionally, the fund’s short currency exposure in the Chinese yuan and Taiwanese dollar, relative to the benchmark, added value amid U.S. dollar strength during the reporting period.

  Against the USD hedged index, an underweighting duration in China dragged on performance as local yields fell over the reporting period, with China’s central bank maintaining mostly stimulative monetary policy. Long exposure in the Brazilian real detracted as the country suffered amid investor concerns over the government's spending plans and wide budget deficit.

  The fund seeks to provide current income and capital appreciation primarily through a focus on non-U.S. dollar-denominated bonds. During the period, the fund shifted to a long position in the U.S. dollar due to the anticipation of near-term dollar strength.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives. The fund’s derivatives exposure to currency forwards had a positive impact on absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
3/31/20	9,947	9,896	9,994
6/30/20	10,430	10,225	10,170
9/30/20	10,628	10,497	10,239
12/31/20	10,857	10,842	10,336
3/31/21	10,665	10,358	10,139
6/30/21	10,724	10,494	10,175
9/30/21	10,733	10,402	10,184
12/31/21	10,743	10,332	10,191
3/31/22	10,387	9,695	9,778
6/30/22	9,837	8,894	9,386
9/30/22	9,482	8,276	9,179
12/31/22	9,515	8,653	9,196
3/31/23	9,816	8,913	9,459
6/30/23	9,933	8,777	9,528
9/30/23	9,877	8,462	9,454
12/31/23	10,536	9,147	9,961
3/31/24	10,598	8,957	10,019
6/30/24	10,586	8,858	10,030
9/30/24	10,918	9,476	10,379
12/31/24	10,996	8,993	10,456

202501-4140694, 202502-4108520

F1256-052 2/25

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
International Bond Fund (USD Hedged) (Z Class)	4.37%	2.00%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-2.19
Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index (Strategy Benchmark)	4.97	0.93

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$7,116,341
  Number of Portfolio Holdings647
  Investment Advisory Fees Paid (000s)$7,381
  Portfolio Turnover Rate54.5%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

United States	13.5%
Japan	11.0
Canada	9.2
China	7.7
France	5.0
Germany	4.4
United Kingdom	4.4
Malaysia	3.3
Indonesia	3.0
Other	38.5

Top Ten Holdings (as a % of Net Assets)

Government of Japan	9.8%
People's Republic of China	7.0
U.S. Treasury Bills	6.8
Canadian Treasury Bill	4.9
Republic of France	3.5
Government of Malaysia	3.3
Republic of Indonesia	2.8
United Kingdom Gilt	2.3
Government of Canada Real Return Bond, Inflation-Indexed	1.9
Republic of Czech	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

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International Bond Fund (USD Hedged)

Z Class (TRMZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$39,999	$39,183
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TNIBX International Bond Fund
(USD Hedged)
TTABX International Bond
Fund (USD Hedged)–
.
Advisor Class
TNBMX International Bond Fund
(USD Hedged)–
.
I Class
TRMZX International Bond Fund
(USD Hedged)–
.
Z Class

T. ROWE PRICE International Bond Fund (USD Hedged)
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 8.48 $ 7.91 $ 9.91 $ 10.35 $ 9.98
Investment activities
Net investment income
(1)(2)
0.26 0.21 0.15 0.11 0.16
Net realized and unrealized
gain/loss 0.04 0.56 (1.32) (0.28) 0.39
Total from investment
activities 0.30 0.77 (1.17) (0.17) 0.55
Distributions
Net investment income (0.25) (0.03) (0.15) (0.15) (0.02)
Net realized gain — — (0.68) (0.12) (0.06)
Tax return of capital — (0.17) — — (0.10)
Total distributions (0.25) (0.20) (0.83) (0.27) (0.18)
NET ASSET VALUE
End of period $ 8.53 $ 8.48 $ 7.91 $ 9.91 $ 10.35

T. ROWE PRICE International Bond Fund (USD Hedged)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
3.55% 9.88% (12.03)% (1.66)% 5.59%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.79% 0.77% 0.75% 0.61% 0.64%
Net expenses after
waivers/payments by Price
Associates 0.79% 0.77% 0.75% 0.61% 0.64%
Net investment income 3.02% 2.59% 1.65% 1.04% 1.55%
Portfolio turnover rate 54.5% 68.9% 74.6% 35.3% 49.4%
Net assets, end of period (in
millions) $73 $82 $76 $218 $579
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Bond Fund (USD Hedged)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 8.46 $ 7.90 $ 9.90 $ 10.35 $ 9.98
Investment activities
Net investment income
(1)(2)
0.24 0.19 0.13 0.10 0.11
Net realized and unrealized
gain/loss 0.03 0.55 (1.32) (0.32) 0.41
Total from investment
activities 0.27 0.74 (1.19) (0.22) 0.52
Distributions
Net investment income (0.23) (0.02) (0.13) (0.11) (0.02)
Net realized gain — — (0.68) (0.12) (0.06)
Tax return of capital — (0.16) — — (0.07)
Total distributions (0.23) (0.18) (0.81) (0.23) (0.15)
NET ASSET VALUE
End of period $ 8.50 $ 8.46 $ 7.90 $ 9.90 $ 10.35
Ratios/Supplemental Data
Total return
(2)(3)
3.21% 9.52% (12.23)% (2.12)% 5.22%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.70% 0.99% 0.99% 1.08% 0.99%
Net expenses after waivers/
payments by Price Associates 0.99% 0.99% 0.99% 0.99% 0.99%
Net investment income 2.80% 2.40% 1.46% 1.03% 1.08%
Portfolio turnover rate 54.5% 68.9% 74.6% 35.3% 49.4%
Net assets, end of period (in
thousands) $75 $212 $81 $102 $106
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Bond Fund (USD Hedged)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 8.47 $ 7.91 $ 9.91 $ 10.36 $ 9.99
Investment activities
Net investment income
(1)(2)
0.28 0.23 0.17 0.15 0.16
Net realized and unrealized
gain/loss 0.04 0.55 (1.32) (0.32) 0.41
Total from investment
activities 0.32 0.78 (1.15) (0.17) 0.57
Distributions
Net investment income (0.27) (0.03) (0.17) (0.16) (0.03)
Net realized gain — — (0.68) (0.12) (0.06)
Tax return of capital — (0.19) — — (0.11)
Total distributions (0.27) (0.22) (0.85) (0.28) (0.20)
NET ASSET VALUE
End of period $ 8.52 $ 8.47 $ 7.91 $ 9.91 $ 10.36
Ratios/Supplemental Data
Total return
(2)(3)
3.81% 10.00% (11.81)% (1.64)% 5.72%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.54% 0.54% 0.53% 0.50% 0.51%
Net expenses after waivers/
payments by Price Associates 0.54% 0.54% 0.53% 0.50% 0.51%
Net investment income 3.29% 2.84% 1.91% 1.48% 1.64%
Portfolio turnover rate 54.5% 68.9% 74.6% 35.3% 49.4%
Net assets, end of period (in
millions) $1,875 $1,488 $1,246 $555 $422
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Bond Fund (USD Hedged)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 8.48 $ 7.91 $ 9.92 $ 10.36 $ 9.73
Investment activities
Net investment income
(2)(3)
0.32 0.27 0.22 0.21 0.16
Net realized and unrealized
gain/loss 0.04 0.56 (1.33) (0.32) 0.67
Total from investment
activities 0.36 0.83 (1.11) (0.11) 0.83
Distributions
Net investment income (0.31) (0.03) (0.22) (0.21) (0.03)
Net realized gain — — (0.68) (0.12) (0.06)
Tax return of capital — (0.23) — — (0.11)
Total distributions (0.31) (0.26) (0.90) (0.33) (0.20)
NET ASSET VALUE
End of period $ 8.53 $ 8.48 $ 7.91 $ 9.92 $ 10.36

T. ROWE PRICE International Bond Fund (USD Hedged)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(3)(4)
4.37% 10.72% (11.43)% (1.05)% 8.57%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.50% 0.51% 0.51% 0.50% 0.50%
(5)
Net expenses after
waivers/payments by Price
Associates 0.00% 0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 3.83% 3.37% 2.44% 2.10% 1.94%
(5)
Portfolio turnover rate 54.5% 68.9% 74.6% 35.3% 49.4%
Net assets, end of period (in
millions) $5,168 $4,488 $4,359 $5,334 $4,808
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE International Bond Fund (USD Hedged)
December 31, 2024

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.4%
Government Bonds 0.4%
Republic of Albania, 3.50%, 6/16/27 (EUR) (1) 4,085,000 4,176
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 15,580,000 16,792
Republic of Albania, 5.90%, 6/9/28 (EUR)  5,200,000 5,604
Total Albania (Cost $27,021) 26,572
AUSTRALIA 2.8%
Corporate Bonds 0.8%
APA Infrastructure, 2.00%, 3/22/27 (EUR)  2,580,000 2,614
APA Infrastructure, 3.50%, 3/22/30 (GBP)  5,500,000 6,311
AusNet Services Holdings, 1.50%, 2/26/27 (EUR)  2,615,000 2,633
Brambles Finance, 4.25%, 3/22/31 (EUR)  7,660,000 8,382
NBN, 4.125%, 3/15/29 (EUR)  11,070,000 12,015
Sydney Airport Finance, 1.75%, 4/26/28 (EUR) (2) 2,630,000 2,625
Sydney Airport Finance, 4.375%, 5/3/33 (EUR)  8,150,000 8,923
Transurban Finance, 1.75%, 3/29/28 (EUR)  2,620,000 2,612
Transurban Finance, 3.00%, 4/8/30 (EUR)  11,250,000 11,562
57,677
Government Bonds 2.0%
Commonwealth of Australia, Series 140, 4.50%, 4/21/33  126,357,000 79,344
Commonwealth of Australia, Series 150, 3.00%, 3/21/47  35,872,000 16,559
New South Wales Treasury, Series 26, 4.00%, 5/20/26  76,060,600 47,047
142,950
Total Australia (Cost $233,359) 200,627
AUSTRIA 0.7%
Corporate Bonds 0.1%
Mondi Finance Europe, 2.375%, 4/1/28  2,505,000 2,556
2,556
Government Bonds 0.6%
Republic of Austria, 0.75%, 3/20/51 (1) 48,284,000 29,819
Republic of Austria, 3.15%, 10/20/53 (1) 14,055,000 14,723
44,542
Total Austria (Cost $48,460) 47,098

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
BELGIUM 0.1%
Corporate Bonds 0.1%
Anheuser-Busch InBev, 1.15%, 1/22/27  2,600,000 2,616
Anheuser-Busch InBev, 1.65%, 3/28/31  1,465,000 1,406
Total Belgium (Cost $4,152) 4,022
BRAZIL 0.9%
Corporate Bonds 0.1%
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  3,114,000 2,639
MercadoLibre, 3.125%, 1/14/31 (USD)  3,470,000 3,009
5,648
Government Bonds 0.8%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  122,664,000 15,825
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/35  347,570,000 42,257
58,082
Total Brazil (Cost $80,611) 63,730
BULGARIA 0.4%
Government Bonds 0.4%
Republic of Bulgaria, 4.50%, 1/27/33 (EUR) (1) 8,790,000 9,903
Republic of Bulgaria, 4.50%, 1/27/33 (EUR)  14,433,000 16,261
Total Bulgaria (Cost $24,894) 26,164
CANADA 9.2%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2,
4.94%, 1/25/52 (1) 8,230,000 5,549
5,549
Corporate Bonds 0.6%
Magna International, 1.50%, 9/25/27 (EUR)  2,620,000 2,617
Royal Bank of Canada, 4.125%, 7/5/28 (EUR)  2,385,000 2,575
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25
(USD) (1)(3) 17,400,000 17,396
Toronto-Dominion Bank, 2.551%, 8/3/27 (EUR)  2,535,000 2,602

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (4) 27,134,000 18,735
43,925
Government Bonds 8.5%
Canadian Treasury Bill, 3.44%, 3/12/25  299,515,000 207,088
Canadian Treasury Bill, 3.451%, 2/27/25  200,000,000 138,437
Government of Canada, Series 0318, 4.00%, 3/1/29  174,716,000 126,519
Government of Canada Real Return Bond, Inflation-Indexed,
Series CPI, 4.00%, 12/1/31  161,448,567 132,604
Province of Ontario, 3.50%, 6/2/43  5,239,000 3,306
607,954
Total Canada (Cost $691,038) 657,428
CHILE 0.7%
Corporate Bonds 0.3%
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53 (USD) (1) 14,659,000 14,371
Interchile, 4.50%, 6/30/56 (USD)  7,113,000 5,751
20,122
Government Bonds 0.4%
Bonos de la Tesoreria de la Republica en pesos, 5.80%,
10/1/34 (1) 25,375,000,000 25,421
Republic of Chile, 4.125%, 7/5/34 (EUR)  6,420,000 6,867
32,288
Total Chile (Cost $54,549) 52,410
CHINA 7.7%
Corporate Bonds 0.2%
State Grid Overseas Investment BVI, 1.375%, 5/2/25
(EUR) (1) 10,000,000 10,288
10,288
Government Bonds 7.5%
China Development Bank, Series 1905, 3.48%, 1/8/29  250,000,000 36,866
People's Republic of China, Series INBK, 2.28%, 3/25/31  135,000,000 19,259
People's Republic of China, Series INBK, 2.47%, 7/25/54  228,000,000 34,530
People's Republic of China, Series INBK, 2.60%, 9/1/32  914,200,000 133,554
People's Republic of China, Series INBK, 2.62%, 4/15/28  110,000,000 15,717
People's Republic of China, Series INBK, 2.69%, 8/15/32  765,000,000 112,630
People's Republic of China, Series INBK, 3.02%, 5/27/31  45,000,000 6,715

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
People's Republic of China, Series INBK, 3.13%, 11/21/29  370,000,000 54,871
People's Republic of China, Series INBK, 3.32%, 4/15/52  399,000,000 69,471
People's Republic of China, Series INBK, 3.53%, 10/18/51  217,000,000 38,921
People's Republic of China, Series INBK, 4.00%, 6/24/69  64,000,000 13,864
536,398
Total China (Cost $515,138) 546,686
COLOMBIA 1.1%
Government Bonds 1.1%
Republic of Colombia, Series B, 6.00%, 4/28/28  79,667,000,000 15,917
Republic of Colombia, Series B, 7.00%, 3/26/31  146,658,800,000 27,338
Republic of Colombia, Series B, 7.25%, 10/18/34  74,967,300,000 12,682
Republic of Colombia, Series B, 13.25%, 2/9/33  90,056,200,000 22,112
Total Colombia (Cost $81,976) 78,049
CYPRUS 0.4%
Government Bonds 0.4%
Republic of Cyprus, 0.95%, 1/20/32  19,769,000 17,911
Republic of Cyprus, 1.50%, 4/16/27  2,130,000 2,157
Republic of Cyprus, 2.75%, 2/26/34  2,716,000 2,749
Republic of Cyprus, 2.75%, 5/3/49  2,832,000 2,507
Total Cyprus (Cost $31,659) 25,324
CZECH REPUBLIC 1.8%
Government Bonds 1.8%
Republic of Czech, Series 125, 1.50%, 4/24/40  3,004,200,000 84,435
Republic of Czech, Series 151, 4.90%, 4/14/34  1,018,110,000 44,268
Total Czech Republic (Cost $134,700) 128,703
DENMARK 0.7%
Corporate Bonds 0.7%
Carlsberg Breweries, 0.375%, 6/30/27 (EUR)  2,735,000 2,676
Carlsberg Breweries, 0.875%, 7/1/29 (EUR)  3,773,000 3,571
Danske Bank, VR, 0.75%, 6/9/29 (EUR) (4) 8,420,000 8,079
Danske Bank, VR, 1.375%, 2/17/27 (EUR) (4) 2,440,000 2,486
Danske Bank, VR, 1.375%, 2/12/30 (EUR) (4) 4,700,000 4,856
Danske Bank, VR, 4.50%, 11/9/28 (EUR) (4) 2,410,000 2,599
Orsted, 4.875%, 1/12/32 (GBP)  5,750,000 6,948
TDC Net, 5.056%, 5/31/28 (EUR)  2,310,000 2,489

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
TDC Net, 5.618%, 2/6/30 (EUR)  13,970,000 15,336
Total Denmark (Cost $49,408) 49,040
EGYPT 0.8%
Government Bonds 0.8%
Arab Republic of Egypt, 6.375%, 4/11/31 (EUR)  19,560,000 17,905
Arab Republic of Egypt Treasury Bills, Series 364D,
28.499%, 3/11/25  293,200,000 5,495
Arab Republic of Egypt Treasury Bills, Series 364D, 28.60%,
3/4/25  506,600,000 9,546
Arab Republic of Egypt Treasury Bills, Series 364D,
30.248%, 3/18/25  1,408,400,000 26,260
Total Egypt (Cost $61,003) 59,206
ESTONIA 0.5%
Government Bonds 0.5%
Republic of Estonia, 3.25%, 1/17/34 (2) 32,500,000 34,054
Total Estonia (Cost $35,375) 34,054
FINLAND 0.1%
Corporate Bonds 0.1%
Elisa, 0.25%, 9/15/27  2,760,000 2,666
Metso, 0.875%, 5/26/28  2,775,000 2,667
Total Finland (Cost $5,596) 5,333
FRANCE 5.0%
Corporate Bonds 1.5%
Altice France, 3.375%, 1/15/28 (1) 505,000 395
Altice France, 5.875%, 2/1/27 (1) 1,305,000 1,080
Banque Federative du Credit Mutuel, 1.25%, 5/26/27  3,000,000 2,991
Banque Federative du Credit Mutuel, 1.375%, 7/16/28  3,100,000 3,038
Banque Federative du Credit Mutuel, 3.125%, 9/14/27  2,500,000 2,600
Banque Federative du Credit Mutuel, 5.125%, 1/13/33  5,400,000 5,932
Banque Stellantis France, 4.00%, 1/21/27  2,400,000 2,533
BNP Paribas, VR, 2.125%, 1/23/27 (4) 9,300,000 9,549
BNP Paribas, VR, 3.875%, 1/10/31 (4) 4,000,000 4,278
BPCE, 0.25%, 1/14/31  7,100,000 6,174
BPCE, 3.50%, 1/25/28  5,500,000 5,785
Credit Agricole, 0.875%, 1/14/32  1,000,000 870

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Credit Agricole, 1.875%, 12/20/26  5,200,000 5,273
Credit Agricole Assurances, VR, 2.625%, 1/29/48 (4) 6,000,000 6,021
Electricite de France, 6.125%, 6/2/34 (GBP)  7,200,000 9,091
EssilorLuxottica, 0.375%, 11/27/27  2,700,000 2,620
Holding d'Infrastructures de Transport, 1.475%, 1/18/31  8,600,000 7,907
IPD 3, 8.00%, 6/15/28 (1) 1,825,000 1,992
Loxam, 6.375%, 5/15/28  3,795,000 4,084
Orange, 3.25%, 1/15/32 (GBP)  6,500,000 7,266
RTE Reseau de Transport d'Electricite SADIR, 0.75%,
1/12/34  7,200,000 5,949
Veolia Environnement, 1.25%, 4/2/27  2,000,000 2,000
Veolia Environnement, 1.94%, 1/7/30  5,700,000 5,603
103,031
Government Bonds 3.5%
Republic of France, Series OAT, 1.25%, 5/25/36 (1) 86,453,000 72,484
Republic of France, Series OAT, 2.50%, 5/25/30 (1) 66,735,000 68,402
Republic of France, Series OAT, 2.75%, 2/25/30 (1) 69,977,000 72,594
Republic of France, Series OAT, 4.00%, 4/25/55 (1) 35,640,000 38,723
252,203
Total France (Cost $378,752) 355,234
GERMANY 4.4%
Corporate Bonds 1.1%
Daimler Truck International Finance, 1.625%, 4/6/27  2,600,000 2,623
E.ON International Finance, 6.25%, 6/3/30 (GBP)  11,400,000 14,985
Fresenius, 1.625%, 10/8/27  2,635,000 2,657
Fresenius, 5.00%, 11/28/29  5,200,000 5,825
Gruenenthal, 3.625%, 11/15/26 (1) 990,000 1,023
Gruenenthal, 4.625%, 11/15/31 (1) 160,000 167
Gruenenthal, 6.75%, 5/15/30 (1) 530,000 586
Gruenenthal, 6.75%, 5/15/30  3,500,000 3,866
Hannover Rueck, 1.125%, 4/18/28  2,600,000 2,563
Hannover Rueck, VR, 1.125%, 10/9/39 (4) 11,500,000 10,707
Hannover Rueck, VR, 1.75%, 10/8/40 (4) 4,800,000 4,527
Knorr-Bremse, 3.25%, 9/21/27  2,500,000 2,616
ProGroup, 5.375%, 4/15/31 (1) 2,755,000 2,779
TK Elevator Midco, 4.375%, 7/15/27 (1)(2) 2,745,000 2,836
Volkswagen Bank, 4.375%, 5/3/28  2,400,000 2,564
Volkswagen Financial Services, 0.375%, 2/12/30  10,300,000 9,039
Volkswagen International Finance, Series 10Y, 1.875%,
3/30/27  1,300,000 1,307

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Volkswagen Leasing, 1.50%, 6/19/26  5,135,000 5,198
Volkswagen Leasing, 1.625%, 8/15/25  5,350,000 5,492
81,360
Government Bonds 3.3%
Bundesobligation, Series 184, 0.00%, 10/9/26  56,436,000 56,406
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52  14,735,200 7,617
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 8/15/54  37,696,000 38,234
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  122,936,176 127,585
KfW, 4.70%, 6/2/37 (CAD)  5,202,000 3,824
233,666
Total Germany (Cost $331,928) 315,026
GREECE 0.2%
Government Bonds 0.2%
Hellenic Republic, 0.75%, 6/18/31 (1) 17,599,000 15,995
Total Greece (Cost $21,199) 15,995
HUNGARY 0.3%
Corporate Bonds 0.1%
OTP Bank, VR, 7.35%, 3/4/26 (EUR) (4) 5,290,000 5,510
5,510
Government Bonds 0.2%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  4,370,000 4,899
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  2,496,670,000 4,608
Republic of Hungary, Series 4Y, 5.00%, 2/22/27 (EUR)  8,464,000 9,099
18,606
Total Hungary (Cost $24,131) 24,116
ICELAND 0.4%
Corporate Bonds 0.1%
Landsbankinn, 0.375%, 5/23/25 (EUR)  8,060,000 8,271
8,271
Government Bonds 0.3%
Republic of Iceland, 0.00%, 4/15/28 (EUR)  10,385,000 9,916

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Republic of Iceland, 3.50%, 3/21/34 (EUR)  8,096,000 8,770
18,686
Total Iceland (Cost $30,379) 26,957
INDIA 1.2%
Government Bonds 1.2%
Republic of India, 6.54%, 1/17/32  3,011,080,000 34,775
Republic of India, 7.26%, 8/22/32  4,449,100,000 53,479
Total India (Cost $88,745) 88,254
INDONESIA 3.0%
Corporate Bonds 0.2%
Freeport Indonesia, 4.763%, 4/14/27 (USD) (2) 9,400,000 9,319
Minejesa Capital, 5.625%, 8/10/37 (USD)  3,965,000 3,690
13,009
Government Bonds 2.8%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  40,797,000 42,843
Republic of Indonesia, Series FR86, 5.50%, 4/15/26  473,000,000,000 28,833
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  345,120,000,000 20,637
Republic of Indonesia, Series FR95, 6.375%, 8/15/28  153,888,000,000 9,382
Republic of Indonesia, Series FR96, 7.00%, 2/15/33  1,360,474,000,000 84,407
Republic of Indonesia, Series 101, 6.875%, 4/15/29  290,698,000,000 17,988
204,090
Total Indonesia (Cost $230,438) 217,099
IRELAND 0.1%
Corporate Bonds 0.0%
Smurfit Kappa Treasury, 1.50%, 9/15/27  2,650,000 2,659
2,659
Government Bonds 0.1%
Republic of Ireland, 1.50%, 5/15/50  2,696,000 2,111
Republic of Ireland, 2.00%, 2/18/45  5,630,000 5,012
7,123
Total Ireland (Cost $13,442) 9,782

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
ISRAEL 0.3%
Government Bonds 0.3%
State of Israel, 1.50%, 1/18/27 (EUR)  21,304,000 21,183
Total Israel (Cost $25,076) 21,183
ITALY 2.3%
Corporate Bonds 0.7%
Aeroporti di Roma, 1.625%, 6/8/27  2,575,000 2,596
Autostrade per l'Italia, 1.625%, 1/25/28 (2) 2,680,000 2,656
Autostrade per l'Italia, 2.00%, 12/4/28  6,245,000 6,174
Autostrade per l'Italia, 2.00%, 1/15/30  5,620,000 5,420
CA Auto Bank, 4.75%, 1/25/27  2,395,000 2,560
Inter Media & Communication, 6.75%, 2/9/27  5,303,935 5,588
Intesa Sanpaolo, 1.75%, 7/4/29  12,399,000 12,151
Italgas, 1.625%, 1/19/27  2,570,000 2,609
Snam, 0.875%, 10/25/26  6,950,000 6,968
46,722
Government Bonds 1.6%
Italy Buoni Poliennali Del Tesoro, Series 30Y, 4.50%,
10/1/53 (1) 30,122,000 33,240
Italy Buoni Poliennali Del Tesoro, Series 50Y, 2.80%, 3/1/67  29,785,000 23,585
Italy Buoni Poliennali Del Tesoro, Series CPI, 1.30%,
5/15/28 (1) 54,449,493 56,964
113,789
Total Italy (Cost $173,039) 160,511
IVORY COAST 0.3%
Government Bonds 0.3%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR) (2) 22,575,000 21,946
Total Ivory Coast (Cost $21,409) 21,946
JAPAN 11.0%
Government Bonds 11.0%
Government of Japan, Series 16, 1.30%, 3/20/63  2,914,000,000 13,101
Government of Japan, Series 20, Inflation-Indexed, 0.10%,
3/10/25  10,570,530,000 67,452

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government of Japan, Series 26, Inflation-Indexed, 0.005%,
3/10/31  9,643,184,380 64,735
Government of Japan, Series 27, Inflation-Indexed, 0.005%,
3/10/32  4,551,429,400 30,430
Government of Japan, Series 28, Inflation-Indexed, 0.005%,
3/10/33  3,502,753,664 23,282
Government of Japan, Series 29, Inflation-Indexed, 0.005%,
3/10/34  18,993,399,864 125,516
Government of Japan, Series 44, 1.70%, 9/20/44  14,906,150,000 92,128
Government of Japan, Series 74, 1.00%, 3/20/52  14,495,300,000 69,960
Government of Japan, Series 75, 1.30%, 6/20/52  10,616,750,000 55,177
Government of Japan, Series 76, 1.40%, 9/20/52  9,384,900,000 49,832
Government of Japan, Series 83, 2.20%, 6/20/54  3,454,650,000 21,772
Government of Japan, Series 338, 0.40%, 3/20/25  13,396,000,000 85,180
Japan Treasury Discount Bill, Series 1273, 0.13%, 3/17/25  13,000,000,000 82,586
Total Japan (Cost $957,315) 781,151
KUWAIT 0.2%
Corporate Bonds 0.2%
MEGlobal, 2.625%, 4/28/28 (USD) (1) 9,170,000 8,308
MEGlobal, 2.625%, 4/28/28 (USD)  8,220,000 7,448
Total Kuwait (Cost $16,804) 15,756
LATVIA 1.4%
Government Bonds 1.4%
Republic of Latvia, 0.375%, 10/7/26 (EUR)  86,021,000 85,655
Republic of Latvia, 3.875%, 5/22/29 (EUR)  15,752,000 16,978
Total Latvia (Cost $110,079) 102,633
LITHUANIA 0.9%
Government Bonds 0.9%
Republic of Lithuania, 3.50%, 2/13/34  17,920,000 18,992
Republic of Lithuania, 3.875%, 6/14/33  38,084,000 41,794
Total Lithuania (Cost $59,967) 60,786
LUXEMBOURG 0.4%
Corporate Bonds 0.4%
Albion Financing 1, 5.25%, 10/15/26  3,200,000 3,338
Altice Financing, 4.25%, 8/15/29 (1) 1,775,000 1,391

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Blackstone Property Partners Europe Holdings, 1.75%,
3/12/29  9,970,000 9,590
Logicor Financing, 0.875%, 1/14/31  7,100,000 6,249
Logicor Financing, 3.25%, 11/13/28  10,800,000 11,150
Total Luxembourg (Cost $34,482) 31,718
MACAO 0.4%
Corporate Bonds 0.4%
Melco Resorts Finance, 4.875%, 6/6/25 (USD)  5,175,000 5,147
MGM China Holdings, 7.125%, 6/26/31 (USD) (1) 6,440,000 6,533
Sands China, 3.80%, 1/8/26 (USD)  7,500,000 7,360
Wynn Macau, 5.50%, 1/15/26 (USD)  6,500,000 6,442
Total Macao (Cost $25,318) 25,482
MALAYSIA 3.3%
Government Bonds 3.3%
Government of Malaysia, Series 0119, 3.906%, 7/15/26  178,500,000 40,221
Government of Malaysia, Series 0120, 4.065%, 6/15/50  79,874,000 17,608
Government of Malaysia, Series 0216, 4.736%, 3/15/46  402,240,000 97,710
Government of Malaysia, Series 0316, 3.90%, 11/30/26  25,840,000 5,831
Government of Malaysia, Series 0318, 4.642%, 11/7/33  171,696,000 40,714
Government of Malaysia, Series 0518, 4.921%, 7/6/48  134,996,000 33,714
Total Malaysia (Cost $233,893) 235,798
MEXICO 2.0%
Corporate Bonds 0.4%
America Movil, 5.75%, 6/28/30 (GBP)  6,670,000 8,621
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (4) 10,125,000 9,426
Bimbo Bakeries USA, 6.05%, 1/15/29 (USD) (1) 12,025,000 12,296
30,343
Government Bonds 1.6%
Petroleos Mexicanos, 4.875%, 2/21/28 (EUR)  20,890,000 20,522
United Mexican States, Series M, 7.50%, 5/26/33  493,709,000 20,029
United Mexican States, Series M, 8.50%, 5/31/29  1,196,115,000 54,362
United Mexican States, Series M, 8.50%, 11/18/38  402,020,000 16,450
111,363
Total Mexico (Cost $156,836) 141,706

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
MONTENEGRO 0.2%
Government Bonds 0.2%
Republic of Montenegro, 7.25%, 3/12/31 (USD) (1) 15,190,000 15,607
Total Montenegro (Cost $15,326) 15,607
MOROCCO 0.2%
Government Bonds 0.2%
Kingdom of Morocco, 1.375%, 3/30/26 (EUR) (2) 12,030,000 12,128
Total Morocco (Cost $12,751) 12,128
NETHERLANDS 0.7%
Corporate Bonds 0.7%
Cooperatieve Rabobank, 4.625%, 5/23/29 (GBP)  100,000 122
ING Groep, VR, 0.375%, 9/29/28 (4) 2,800,000 2,701
ING Groep, VR, 1.25%, 2/16/27 (4) 8,800,000 8,944
ING Groep, VR, 4.75%, 5/23/34 (4) 6,000,000 6,720
Nationale-Nederlanden Bank, 0.375%, 2/26/25  5,300,000 5,466
NN Group, 1.625%, 6/1/27  2,575,000 2,616
Sartorius Finance, 4.50%, 9/14/32  8,000,000 8,719
Universal Music Group, 3.00%, 6/30/27  2,470,000 2,566
VZ Secured Financing, 3.50%, 1/15/32 (2) 3,900,000 3,747
Wolters Kluwer, 1.50%, 3/22/27  2,585,000 2,611
Ziggo, 2.875%, 1/15/30  2,720,000 2,635
Total Netherlands (Cost $47,868) 46,847
NEW ZEALAND 0.1%
Corporate Bonds 0.1%
Chorus, 3.625%, 9/7/29 (EUR)  8,130,000 8,584
Total New Zealand (Cost $8,575) 8,584
NORTH MACEDONIA 0.1%
Government Bonds 0.1%
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 5,430,000 5,870
Total North Macedonia (Cost $5,766) 5,870

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
NORWAY 0.1%
Corporate Bonds 0.1%
Avinor, 0.75%, 10/1/30 (EUR)  7,202,000 6,568
Total Norway (Cost $6,611) 6,568
PERU 0.4%
Government Bonds 0.4%
Republic of Peru, 5.40%, 8/12/34  98,738,000 23,975
Republic of Peru, Series REGS, 5.40%, 8/12/34  15,306,000 3,716
Total Peru (Cost $26,183) 27,691
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, 0.25%, 4/28/25 (EUR)  4,245,000 4,347
Total Philippines (Cost $5,102) 4,347
POLAND 1.7%
Government Bonds 1.7%
Republic of Poland, 3.875%, 10/22/39 (EUR)  33,950,000 35,430
Republic of Poland, Series 10Y, 3.625%, 1/11/34 (EUR)  24,550,000 25,985
Republic of Poland, Series 1034, 5.00%, 10/25/34  256,306,000 58,218
Total Poland (Cost $124,460) 119,633
PORTUGAL 0.2%
Corporate Bonds 0.2%
Banco Comercial Portugues, VR, 1.125%, 2/12/27 (4) 5,800,000 5,888
Banco Comercial Portugues, VR, 1.75%, 4/7/28 (2)(4) 3,500,000 3,521
Banco Comercial Portugues, VR, 6.888%, 12/7/27 (4) 3,900,000 4,394
Total Portugal (Cost $13,479) 13,803
QATAR 0.3%
Corporate Bonds 0.3%
QatarEnergy, 3.125%, 7/12/41 (USD)  13,050,000 9,654
QNB Finance, 2.75%, 2/12/27 (USD) (2) 8,200,000 7,832
QNB Finance, 4.875%, 1/30/29 (USD)  3,525,000 3,498
Total Qatar (Cost $21,383) 20,984

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
ROMANIA 0.3%
Corporate Bonds 0.3%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (4) 11,240,000 12,332
RCS & RDS, 3.25%, 2/5/28 (EUR) (2) 6,300,000 6,319
Total Romania (Cost $18,541) 18,651
SERBIA 1.1%
Corporate Bonds 0.0%
United Group, 4.625%, 8/15/28 (EUR) (1) 3,105,000 3,202
3,202
Government Bonds 1.1%
Republic of Serbia, 1.00%, 9/23/28 (EUR) (1) 26,075,000 24,286
Republic of Serbia, 1.50%, 6/26/29 (EUR)  13,215,000 12,352
Republic of Serbia, 3.125%, 5/15/27 (EUR) (2) 40,220,000 41,095
77,733
Total Serbia (Cost $88,545) 80,935
SINGAPORE 1.2%
Government Bonds 1.2%
Government of Singapore, 0.50%, 11/1/25  44,175,000 31,726
Government of Singapore, 2.375%, 6/1/25  32,070,000 23,421
Government of Singapore, 2.875%, 7/1/29  40,189,000 29,483
Total Singapore (Cost $82,628) 84,630
SLOVENIA 0.3%
Corporate Bonds 0.0%
Summer BidCo, 10.00%, 2/15/29, (10.00% Cash or 10.75%
PIK) (1)(5) 428,660 455
455
Government Bonds 0.3%
Republic of Slovenia, Series RS74, 1.50%, 3/25/35  14,085,000 12,661
Republic of Slovenia, Series RS77, 2.25%, 3/3/32  7,145,000 7,159
Republic of Slovenia, Series RS86, 0.00%, 2/12/31  4,975,000 4,396
24,216
Total Slovenia (Cost $28,463) 24,671

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SOUTH AFRICA 0.9%
Corporate Bonds 0.1%
Anglo American Capital, 3.375%, 3/11/29 (GBP)  5,340,000 6,240
6,240
Government Bonds 0.8%
Republic of South Africa, Series 2035, 8.875%, 2/28/35  1,252,774,000 60,481
60,481
Total South Africa (Cost $71,009) 66,721
SOUTH KOREA 0.2%
Corporate Bonds 0.2%
GS Caltex, 1.625%, 7/27/25 (USD)  5,400,000 5,291
Shinhan Bank, 4.50%, 4/12/28 (USD) (1) 12,100,000 11,931
Total South Korea (Cost $17,345) 17,222
SPAIN 2.5%
Corporate Bonds 1.2%
Banco Bilbao Vizcaya Argentaria, 3.375%, 9/20/27  7,900,000 8,331
Banco Bilbao Vizcaya Argentaria, VR, 5.75%, 9/15/33 (4) 2,700,000 2,975
Banco de Sabadell, VR, 0.875%, 6/16/28 (4) 6,600,000 6,503
Banco de Sabadell, VR, 5.00%, 6/7/29 (4) 2,300,000 2,528
Banco de Sabadell, VR, 5.125%, 11/10/28 (4) 5,100,000 5,580
Banco Santander, 1.125%, 1/17/25  5,800,000 6,004
CaixaBank, 3.75%, 9/7/29  9,300,000 9,998
CaixaBank, VR, 0.75%, 5/26/28 (4) 2,700,000 2,661
CaixaBank, VR, 6.25%, 2/23/33 (4) 2,600,000 2,882
Cellnex Telecom, 1.75%, 10/23/30 (2) 13,000,000 12,378
Cirsa Finance International, 7.875%, 7/31/28 (1) 4,415,000 4,831
EDP Servicios Financieros Espana, 4.375%, 4/4/32  5,143,000 5,641
Inmobiliaria Colonial Socimi, 1.625%, 11/28/25  7,300,000 7,480
Lorca Telecom Bondco, 4.00%, 9/18/27  8,700,000 9,008
86,800
Government Bonds 1.3%
Kingdom of Spain, 0.00%, 1/31/28  72,696,000 70,023

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Spain, 1.90%, 10/31/52 (1) 25,872,000 18,763
88,786
Total Spain (Cost $177,379) 175,586
SRI LANKA 0.2%
Government Bonds 0.2%
Republic of Sri Lanka, Series A, 11.40%, 1/15/27  1,227,000,000 4,335
Republic of Sri Lanka, Series A, 11.50%, 8/1/26  1,063,000,000 3,744
Republic of Sri Lanka, Series A, 20.00%, 9/15/27  1,544,000,000 6,523
Total Sri Lanka (Cost $12,129) 14,602
SWEDEN 0.6%
Corporate Bonds 0.2%
Autoliv, 4.25%, 3/15/28 (EUR)  2,365,000 2,521
Electrolux, 4.50%, 9/29/28 (EUR)  2,415,000 2,584
Skandinaviska Enskilda Banken, 0.375%, 6/21/28 (EUR)  2,865,000 2,712
Tele2, 2.125%, 5/15/28 (EUR)  2,575,000 2,585
Verisure Holding, 3.875%, 7/15/26 (EUR) (1) 1,600,000 1,649
Verisure Holding, 9.25%, 10/15/27 (EUR)  2,880,000 3,124
15,175
Government Bonds 0.4%
Kingdom of Sweden, Inflation-Indexed, Series 3111, 0.125%,
6/1/32  314,610,965 27,068
27,068
Total Sweden (Cost $44,357) 42,243
SWITZERLAND 0.3%
Corporate Bonds 0.3%
ABB Finance, 3.25%, 1/16/27 (EUR)  2,400,000 2,521
ABB Finance, 3.375%, 1/16/31 (EUR)  4,445,000 4,722
Holcim Finance Luxembourg, 2.25%, 5/26/28 (EUR)  2,555,000 2,603
UBS Group, VR, 2.875%, 4/2/32 (EUR) (4) 7,050,000 7,102
UBS Group, VR, 7.75%, 3/1/29 (EUR) (4) 6,929,000 8,173
Total Switzerland (Cost $24,091) 25,121

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
TANZANIA 0.1%
Corporate Bonds 0.1%
HTA Group, 7.50%, 6/4/29 (USD) (1) 9,465,000 9,646
Total Tanzania (Cost $9,426) 9,646
THAILAND 0.1%
Corporate Bonds 0.1%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (4) 7,545,000 6,844
Total Thailand (Cost $7,039) 6,844
UNITED ARAB EMIRATES 0.3%
Corporate Bonds 0.3%
DP World, 5.25%, 12/24/29 (USD)  17,900,000 18,013
Total United Arab Emirates (Cost $17,900) 18,013
UNITED KINGDOM 4.4%
Corporate Bonds 2.1%
Barclays, VR, 0.577%, 8/9/29 (EUR) (4) 5,175,000 4,894
Barclays, VR, 0.877%, 1/28/28 (EUR) (4) 2,695,000 2,672
Barclays, VR, 6.369%, 1/31/31 (4) 4,650,000 6,030
Deuce Finco, 5.50%, 6/15/27 (1)(2) 1,600,000 1,956
Heathrow Funding, 2.75%, 10/13/29  8,360,000 9,393
HSBC Holdings, VR, 4.752%, 3/10/28 (EUR) (4) 10,715,000 11,491
Jerrold Finco, 5.25%, 1/15/27  2,800,000 3,451
Jerrold Finco, 7.875%, 4/15/30 (1) 345,000 437
Kane Bidco, 5.00%, 2/15/27 (EUR)  8,420,000 8,707
Legal & General Group, VR, 5.375%, 10/27/45 (4) 5,685,000 7,101
London Stock Exchange Group, 1.75%, 12/6/27 (EUR)  2,610,000 2,628
Marks & Spencer, 6.00%, 6/12/25  1,713,000 2,149
Motion Finco, 7.375%, 6/15/30 (EUR) (1) 6,345,000 6,677
National Grid Electricity Distribution East Midlands, 3.53%,
9/20/28 (EUR)  2,455,000 2,589
Nationwide Building Society, VR, 1.50%, 3/8/26 (EUR) (4) 2,770,000 2,863
NatWest Group, VR, 0.67%, 9/14/29 (EUR) (4) 5,250,000 4,974
NatWest Group, VR, 0.78%, 2/26/30 (EUR) (4) 2,014,000 1,899
NatWest Group, VR, 1.043%, 9/14/32 (EUR) (4) 5,075,000 4,935
Next Group, 3.625%, 5/18/28  7,491,000 9,003
Next Group, 4.375%, 10/2/26  982,000 1,217

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Santander U.K. Group Holdings, VR, 0.603%, 9/13/29
(EUR) (4) 6,475,000 6,078
Santander U.K. Group Holdings, VR, 2.421%, 1/17/29 (4) 3,320,000 3,813
Santander U.K. Group Holdings, VR, 3.53%, 8/25/28
(EUR) (4) 5,300,000 5,545
Severn Trent Utilities Finance, 4.625%, 11/30/34  5,970,000 6,959
Smiths Group, 2.00%, 2/23/27 (EUR)  2,535,000 2,575
Standard Chartered, VR, 2.50%, 9/9/30 (EUR) (4) 6,670,000 6,863
Tesco Corporate Treasury Services, 0.875%, 5/29/26 (EUR)  5,250,000 5,304
Tesco Corporate Treasury Services, 2.75%, 4/27/30  4,850,000 5,398
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 5,145,000 5,491
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  5,630,000 6,009
149,101
Government Bonds 2.3%
United Kingdom Gilt, 0.625%, 10/22/50  6,159,001 2,881
United Kingdom Gilt, 3.25%, 1/22/44  73,679,000 71,826
United Kingdom Gilt, 4.25%, 12/7/46  81,611,797 90,758
165,465
Total United Kingdom (Cost $338,778) 314,566
UNITED STATES 4.2%
Corporate Bonds 4.0%
AbbVie, 2.125%, 11/17/28 (EUR)  2,605,000 2,638
AbbVie, 2.625%, 11/15/28 (EUR)  5,967,000 6,137
American Honda Finance, 0.75%, 11/25/26 (GBP)  4,097,000 4,767
AT&T, 3.95%, 4/30/31 (EUR)  13,150,000 14,196
Athene Global Funding, 0.832%, 1/8/27 (EUR)  6,150,000 6,105
Bank of America, VR, 1.662%, 4/25/28 (EUR) (4) 2,610,000 2,626
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP)  7,393,000 9,166
Becton Dickinson & Company, 3.519%, 2/8/31 (EUR)  3,520,000 3,704
Becton Dickinson Euro Finance, 0.334%, 8/13/28 (EUR)  4,290,000 4,059
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  1,874,000 1,540
Berkshire Hathaway Finance, 1.50%, 3/18/30 (EUR)  5,119,000 4,947
Capital One Financial, 1.65%, 6/12/29 (EUR)  11,300,000 10,965
Carrier Global, 4.125%, 5/29/28 (EUR)  2,420,000 2,608
Comcast, 0.00%, 9/14/26 (EUR)  3,000,000 2,968
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 2,623,000 2,968
Dow Chemical, 0.50%, 3/15/27 (EUR)  2,715,000 2,672
Duke Energy, 3.75%, 4/1/31 (EUR)  8,800,000 9,261
Equinix Europe 2 Financing, 3.65%, 9/3/33 (EUR)  9,575,000 9,943

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Equitable Financial Life Global Funding, 0.60%, 6/16/28
(EUR)  2,805,000 2,688
FedEx, 1.625%, 1/11/27 (EUR)  2,620,000 2,660
Fiserv, 1.625%, 7/1/30 (EUR)  175,000 168
Fiserv, 3.00%, 7/1/31 (GBP)  9,825,000 10,863
Fiserv, 4.50%, 5/24/31 (EUR)  10,825,000 11,946
Ford Motor Credit, 4.867%, 8/3/27 (EUR)  2,390,000 2,570
Ford Motor Credit, 5.125%, 2/20/29 (EUR)  13,525,000 14,728
General Motors Financial, 0.85%, 2/26/26 (EUR) (2) 10,000,000 10,132
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  4,137,000 4,212
Goldman Sachs Group, VR, 3.625%, 10/29/29 (GBP) (4) 3,180,000 3,782
Harley-Davidson Financial Services, 5.125%, 4/5/26 (EUR)  8,000,000 8,468
Highland Holdings, 0.318%, 12/15/26 (EUR)  3,635,000 3,589
JPMorgan Chase, VR, 1.638%, 5/18/28 (EUR) (4) 2,620,000 2,632
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  2,969,000 2,811
Metropolitan Life Global Funding I, 5.00%, 1/10/30 (GBP)  570,000 716
Mondelez International, 0.25%, 3/17/28 (EUR)  10,218,000 9,730
Mondelez International, 1.625%, 3/8/27 (EUR)  2,575,000 2,606
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR) (1) 6,160,000 5,638
Morgan Stanley, VR, 0.406%, 10/29/27 (EUR) (4) 4,931,000 4,883
Morgan Stanley, VR, 0.495%, 10/26/29 (EUR) (4) 11,660,000 10,997
Morgan Stanley, VR, 5.148%, 1/25/34 (EUR) (4) 2,000,000 2,310
Netflix, 3.625%, 5/15/27 (EUR)  2,455,000 2,596
Netflix, 3.875%, 11/15/29 (EUR)  5,585,000 6,012
Prologis, 2.25%, 6/30/29 (GBP)  5,048,000 5,684
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  5,170,000 4,642
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR) (2) 842,000 829
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  1,890,000 1,729
U.S. Bancorp, VR, 4.009%, 5/21/32 (EUR) (4) 9,145,000 9,733
Upjohn Finance, 1.362%, 6/23/27 (EUR)  2,670,000 2,665
Utah Acquisition Sub, 3.125%, 11/22/28 (EUR)  5,630,000 5,854
Verizon Communications, 1.30%, 5/18/33 (EUR)  5,270,000 4,641
Verizon Communications, 2.625%, 12/1/31 (EUR)  4,715,000 4,720
VF, 4.125%, 3/7/26 (EUR)  4,239,000 4,385
VF, 4.25%, 3/7/29 (EUR) (2) 4,355,000 4,503
Wells Fargo, 1.00%, 2/2/27 (EUR)  2,660,000 2,647
Westlake, 1.625%, 7/17/29 (EUR)  9,435,000 9,113
289,152

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Municipal Securities 0.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (6) 19,438,040 11,906
11,906
Total United States (Cost $320,809) 301,058
SHORT-TERM INVESTMENTS 8.8%
Money Market Funds 2.0%
T. Rowe Price Government Reserve Fund, 4.53% (7)(8) 143,260,460 143,260
143,260
U.S. Treasury Obligations 6.8%
U.S. Treasury Bills, 4.392%, 2/27/25 (9) 213,526,000 212,121
U.S. Treasury Bills, 4.457%, 1/30/25  269,303,000 268,411
480,532
Total Short-Term Investments (Cost $623,669) 623,792
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.53% (7)(8) 32,974,473 32,974
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 32,974
Total Securities Lending Collateral (Cost $32,974) 32,974
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.7%
OTC Options Purchased 0.7%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD /
CAD, Call,
12/16/25 @
CAD1.40 (10) 1 179,000 5,288
Bank of America
USD / CAD,
Put, 12/16/25 @
CAD1.40 (10) 1 179,000 3,563

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD /
GBP, Call,
12/16/25 @
USD1.27 (10) 1 179,000 6,831
Bank of America
USD / GBP,
Put, 12/16/25 @
USD1.27 (10) 1 179,000 4,349
Bank of America
USD / SGD,
Call, 2/6/25 @
SGD1.36 (10) 1 70,950 496
Citibank
10 Year Interest
Rate Swap,
12/18/36 Pay
Fixed 2.27%
Annually,
Receive
Variable 2.57%
(6M EURIBOR)
Semi-Annually,
12/16/26
@ 2.27%*
(EUR) (10) 1 170,730 7,064
Citibank
10 Year Interest
Rate Swap,
12/18/36 Pay
Fixed 2.28%
Annually,
Receive
Variable 2.57%
(6M EURIBOR)
Semi-Annually,
12/16/26
@ 2.28%*
(EUR) (10) 1 170,730 7,008
Citibank
10 Year Interest
Rate Swap,
12/18/36
Receive Fixed
2.27% Annually,
Pay Variable
2.57% (6M
EURIBOR)
Semi-Annually,
12/16/26
@ 2.27%*
(EUR) (10) 1 170,730 5,601

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
10 Year Interest
Rate Swap,
12/18/36
Receive Fixed
2.28% Annually,
Pay Variable
2.57% (6M
EURIBOR)
Semi-Annually,
12/16/26
@ 2.28%*
(EUR) (10) 1 170,730 5,652
HSBC Bank
USD / CNH,
Call, 5/8/25 @
CNH7.30 (10) 1 53,175 850
HSBC Bank
USD / PLN,
Call, 2/27/25 @
PLN4.26 (10) 1 35,576 260
HSBC Bank
USD / SGD,
Call, 2/6/25 @
SGD1.36 (10) 1 35,738 250
Morgan Stanley
Credit Default
Swap,
Protection
Bought
(Relevant
Credit:
Markit iTraxx
Crossover-S42,
5 Year Index,
12/20/29),
Pay 5.00%
Quarterly,
Receive upon
credit default,
2/19/25
@ 3.25%*
(EUR) (10) 1 102,750 850

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Credit Default
Swap,
Protection
Bought
(Relevant
Credit:
Markit iTraxx
Europe-S42,
5 Year Index,
12/20/29),
Pay 1.00%
Quarterly,
Receive upon
credit default,
2/19/25
@ 0.65%*
(EUR) (10) 1 342,500 387
Morgan Stanley
USD / CNH,
Call, 2/6/25 @
CNH7.25 (10) 1 70,757 1,074
Morgan Stanley
USD / CNH,
Call, 5/8/25 @
CNH7.30 (10) 1 106,161 1,696
Morgan Stanley
USD / SGD,
Call, 2/6/25 @
SGD1.36 (10) 1 71,713 501
Total Options Purchased (Cost $48,963) 51,720
Total Investments in Securities
96.2% of Net Assets
(Cost $7,263,720) $ 6,846,636
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $665,633 and represents 9.4% of net assets.
(2) See Note 4 . All or a portion of this security is on loan at December 31, 2024.
(3) See Note 2. Level 3 in fair value hierarchy.

T. ROWE PRICE International Bond Fund (USD Hedged)

.
.
.
.
.
.
.
.
.
.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(7) Seven-day yield
(8) Affiliated Companies
(9) At December 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(10) Non-income producing
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
3M SEK
STIBOR Three month SEK STIBOR (Stockholm interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
GO General Obligation
HUF Hungarian Forint
ICP Chilean Average Chamber Index
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PIK Payment-in-kind
PLN Polish Zloty

T. ROWE PRICE International Bond Fund (USD Hedged)

.
.
.
.
.
.
.
.
.
.
RON New Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
SONIA Sterling Overnight Index Average
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Credit Default Swap,
Protection Sold (Relevant
Credit: Markit iTraxx
Crossover-S42, 5 Year
Index, 12/20/29), Receive
5.00% Quarterly, Pay upon
credit default, 2/19/25 @
2.88%* (EUR) 1 102,750 (156)
Morgan Stanley
Credit Default Swap,
Protection Sold (Relevant
Credit: Markit iTraxx
Europe-S42, 5 Year Index,
12/20/29), Receive 1.00%
Quarterly, Pay upon credit
default, 2/19/25 @ 0.53%*
(EUR) 1 342,500 (144)
Total Options Written (Premiums $(753)) $ (300)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Bank of America, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 (USD) * 12,470 228 (311) 539
Citibank, Protection Sold (Relevant
Credit: Hellenic Republic, BBB-*),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25 (USD) * 6,635 30 (36) 66
Morgan Stanley, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/25 (USD) * 2,801 13 (12) 25
Total Greece (359) 630
Vietnam 0.0%
Goldman Sachs, Protection
Sold (Relevant Credit: Socialist Republic
of Vietnam, Ba2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/26 (USD) * 21,270 169 112 57
Total Vietnam 112 57
Total Bilateral Credit Default Swaps, Protection
Sold (247) 687
Total Bilateral Swaps (247) 687
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.3)%
Canada (0.0)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 14,510 (1,734) (588) (1,146)
Total Canada (1,146)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Foreign/Europe (0.3)%
Protection Bought (Relevant Credit:
Markit iTraxx Crossover-S42, 5 Year
Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/29 273,495 (22,702) (24,269) 1,567
Total Foreign/Europe 1,567
United States 0.0%
Protection Bought (Relevant Credit:
Markit CDX.EM-S41, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 6/20/29 205,950 4,862 5,872 (1,010)
Total United States (1,010)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (589)
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Protection Sold (Relevant Credit:
Hellenic Republic, BBB-*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/26 (USD) 3,700 44 39 5
Total Greece 5
Spain 0.0%
Protection Sold (Relevant Credit: Cellnex
Telecom, BBB-*), Receive 5.00%
Quarterly, Pay upon credit default,
12/20/28 4,592 806 744 62
Total Spain 62
Total Centrally Cleared Credit Default Swaps,
Protection Sold 67
Interest Rate Swaps 0.3%
Chile 0.0%
5 Year Interest Rate Swap, Pay Fixed
4.733% Semi-Annually, Receive Variable
5.123% (ICP) Semi-Annually, 10/16/29 50,397,600 1,191 — 1,191
10 Year Interest Rate Swap, Pay Fixed
4.970% Semi-Annually, Receive Variable
5.123% (ICP) Semi-Annually, 10/17/34 15,334,140 635 — 635
10 Year Interest Rate Swap, Pay Fixed
4.975% Semi-Annually, Receive Variable
5.123% (ICP) Semi-Annually, 10/16/34 15,384,460 630 — 630

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
5.526% Semi-Annually, Receive Variable
5.123% (ICP) Semi-Annually, 1/2/35 12,077,675 (21) — (21)
10 Year Interest Rate Swap, Pay Fixed
5.571% Semi-Annually, Receive Variable
5.123% (ICP) Semi-Annually, 12/27/34 3,869,663 (21) — (21)
10 Year Interest Rate Swap, Pay Fixed
5.601% Semi-Annually, Receive Variable
5.123% (ICP) Semi-Annually, 12/27/34 7,246,605 (56) — (56)
10 Year Interest Rate Swap, Pay Fixed
5.686% Semi-Annually, Receive Variable
5.123% (ICP) Semi-Annually, 1/1/35 4,831,070 (70) — (70)
Total Chile 2,288
China 0.1%
5 Year Interest Rate Swap, Receive
Fixed 1.653% Quarterly, Pay Variable
2.240% (7 Day Interbank Repo)
Quarterly, 9/20/29 104,810 169 — 169
5 Year Interest Rate Swap, Receive
Fixed 2.283% Quarterly, Pay Variable
2.240% (7 Day Interbank Repo)
Quarterly, 8/18/28 235,500 1,032 — 1,032
5 Year Interest Rate Swap, Receive
Fixed 2.476% Quarterly, Pay Variable
1.730% (7 Day Interbank Repo)
Quarterly, 6/1/28 219,090 1,105 — 1,105
5 Year Interest Rate Swap, Receive
Fixed 2.562% Quarterly, Pay Variable
2.300% (7 Day Interbank Repo)
Quarterly, 5/15/28 37,862 205 — 205
5 Year Interest Rate Swap, Receive
Fixed 2.568% Quarterly, Pay Variable
2.200% (7 Day Interbank Repo)
Quarterly, 5/16/28 128,613 701 — 701
5 Year Interest Rate Swap, Receive
Fixed 2.579% Quarterly, Pay Variable
2.300% (7 Day Interbank Repo)
Quarterly, 5/15/28 164,070 903 — 903
Total China 4,115

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Foreign/Europe 0.1%
15 Year Interest Rate Swap, Pay Fixed
2.199% Annually, Receive Variable
2.654% (6M EURIBOR) Semi-Annually,
12/13/39 27,750 810 — 810
15 Year Interest Rate Swap, Pay Fixed
2.213% Annually, Receive Variable
2.654% (6M EURIBOR) Semi-Annually,
12/13/39 13,900 380 — 380
15 Year Interest Rate Swap, Pay Fixed
2.244% Annually, Receive Variable
2.656% (6M EURIBOR) Semi-Annually,
12/16/39 13,945 325 — 325
20 Year Interest Rate Swap, Receive
Fixed 2.472% Annually, Pay Variable
3.239% (6M EURIBOR) Semi-Annually,
9/20/44 30,650 415 — 415
20 Year Interest Rate Swap, Receive
Fixed 2.510% Annually, Pay Variable
3.375% (6M EURIBOR) Semi-Annually,
8/19/44 61,600 1,140 — 1,140
Total Foreign/Europe 3,070
India 0.0%
5 Year Interest Rate Swap, Receive
Fixed 6.278% Semi-Annually, Pay
Variable 7.150% (1 Day INR MIBOR)
Semi-Annually, 11/5/29 843,200 26 — 26
5 Year Interest Rate Swap, Receive
Fixed 6.378% Semi-Annually, Pay
Variable 7.150% (1 Day INR MIBOR)
Semi-Annually, 5/28/29 2,115,630 154 — 154
5 Year Interest Rate Swap, Receive
Fixed 6.387% Semi-Annually, Pay
Variable 7.150% (1 Day INR MIBOR)
Semi-Annually, 5/28/29 2,104,731 161 — 161
5 Year Interest Rate Swap, Receive
Fixed 6.390% Semi-Annually, Pay
Variable 7.150% (1 Day INR MIBOR)
Semi-Annually, 5/28/29 2,190,639 171 — 171
7 Year Interest Rate Swap, Receive
Fixed 5.970% Semi-Annually, Pay
Variable 7.150% (1 Day INR MIBOR)
Semi-Annually, 9/22/31 2,575,000 (402) — (402)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
7 Year Interest Rate Swap, Receive
Fixed 6.283% Semi-Annually, Pay
Variable 7.150% (1 Day INR MIBOR)
Semi-Annually, 7/21/31 3,332,000 130 — 130
7 Year Interest Rate Swap, Receive
Fixed 6.350% Semi-Annually, Pay
Variable 7.150% (1 Day INR MIBOR)
Semi-Annually, 6/20/31 2,418,000 193 — 193
7 Year Interest Rate Swap, Receive
Fixed 6.576% Semi-Annually, Pay
Variable 7.150% (1 Day INR MIBOR)
Semi-Annually, 4/21/31 639,169 135 — 135
Total India 568
Japan 0.0%
5 Year Interest Rate Swap, Pay Fixed
0.418% Annually, Receive Variable
0.227% (JPY TONA) Annually, 8/10/28 14,299,120 925 — 925
5 Year Interest Rate Swap, Pay Fixed
0.544% Annually, Receive Variable
0.227% (JPY TONA) Annually, 11/27/28 1,750,000 79 — 79
5 Year Interest Rate Swap, Pay Fixed
0.602% Annually, Receive Variable
0.171% (JPY TONA) Annually, 5/2/29 6,082,968 138 — 138
10 Year Interest Rate Swap, Pay Fixed
0.989% Annually, Receive Variable
0.227% (JPY TONA) Annually, 11/13/34 5,708,000 124 — 124
Total Japan 1,266
Sweden 0.1%
5 Year Interest Rate Swap, Pay Fixed
2.137% Annually, Receive Variable
2.554% (3M SEK STIBOR) Quarterly,
12/12/29 482,000 754 — 754
5 Year Interest Rate Swap, Pay Fixed
2.141% Annually, Receive Variable
2.554% (3M SEK STIBOR) Quarterly,
12/12/29 482,000 747 — 747
10 Year Interest Rate Swap, Pay Fixed
2.305% Annually, Receive Variable
2.554% (3M SEK STIBOR) Quarterly,
12/12/34 450,850 1,445 — 1,445

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
2.320% Annually, Receive Variable
2.554% (3M SEK STIBOR) Quarterly,
12/12/34 450,850 1,394 — 1,394
10 Year Interest Rate Swap, Pay Fixed
2.452% Annually, Receive Variable
2.539% (3M SEK STIBOR) Quarterly,
12/19/34 511,450 1,051 — 1,051
10 Year Interest Rate Swap, Pay Fixed
2.571% Annually, Receive Variable
2.552% (3M SEK STIBOR) Quarterly,
12/25/34 686,700 764 — 764
Total Sweden 6,155
United Kingdom (0.0)%
2 Year Interest Rate Swap, Receive
Fixed 4.257% Annually, Pay Variable
4.716% (GBP SONIA) Annually, 11/9/26 262,500 (445) — (445)
5 Year Interest Rate Swap, Receive
Fixed 4.070% Annually, Pay Variable
4.716% (GBP SONIA) Annually, 11/7/29 64,915 (35) — (35)
Total United Kingdom (480)
Total Centrally Cleared Interest Rate Swaps 16,982
Zero-Coupon Inflation Swaps (0.0)%
Foreign/Europe (0.0)%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 1.860% at Maturity, Receive
Variable (Change in CPI) at Maturity,
9/17/29 156,000 (501) — (501)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 1.958% at Maturity, Receive
Variable (Change in CPI) at Maturity,
10/16/34 31,425 (239) — (239)
Total Foreign/Europe (740)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (740)
Total Centrally Cleared Swaps 15,720
Net payments (receipts) of variation margin to date (15,198)
Variation margin receivable (payable) on centrally cleared swaps $ 522
* Credit ratings as of December 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(5).

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/16/25 TRY 984,183 USD 26,040 $ 1,337
Bank of America 1/16/25 USD 10,489 TRY 399,860 (634)
Bank of America 1/17/25 HUF 14,950,548 USD 39,800 (2,192)
Bank of America 1/17/25 USD 71,171 RON 328,560 2,841
Bank of America 1/17/25 USD 34,903 ZAR 643,727 846
Bank of America 1/24/25 CAD 85,856 USD 60,718 (937)
Bank of America 1/24/25 CZK 849,667 USD 36,420 (1,482)
Bank of America 1/24/25 EUR 35,640 USD 37,099 (146)
Bank of America 1/24/25 JPY 5,138,725 USD 34,166 (1,414)
Bank of America 1/24/25 NZD 827 USD 496 (33)
Bank of America 1/24/25 USD 10,600 AUD 16,309 505
Bank of America 1/24/25 USD 3,995 NOK 45,116 32
Bank of America 2/14/25 PLN 72,656 USD 17,970 (407)
Bank of America 2/14/25 USD 52,774 PLN 214,969 810
Bank of America 3/7/25 MYR 147,267 USD 33,387 (487)
Bank of America 3/7/25 THB 1,220,978 USD 36,017 (49)
Bank of America 3/7/25 USD 124,012 MYR 551,613 780
Barclays Bank 1/16/25 TRY 238,744 USD 6,267 374
Barclays Bank 1/16/25 USD 8,561 TRY 309,727 (55)
Barclays Bank 1/17/25 USD 59,686 ZAR 1,053,628 3,942
Barclays Bank 1/17/25 ZAR 969,802 USD 53,976 (2,667)
Barclays Bank 1/24/25 CHF 417 USD 485 (25)
Barclays Bank 1/24/25 JPY 27,425,316 USD 180,415 (5,617)
Barclays Bank 1/24/25 NZD 5,042 USD 3,007 (185)
Barclays Bank 1/24/25 USD 932 AUD 1,490 10
Barclays Bank 1/24/25 USD 1,317 CHF 1,129 70
Barclays Bank 1/24/25 USD 5,720 CZK 136,756 97
Barclays Bank 1/24/25 USD 587,759 JPY 87,050,064 32,939
Barclays Bank 2/21/25 GBP 40,871 USD 51,659 (513)
Barclays Bank 2/21/25 USD 3,555 EUR 3,364 63
Barclays Bank 2/21/25 USD 359,339 GBP 284,961 2,740
Barclays Bank 2/28/25 USD 1,988 SEK 21,683 22
Barclays Bank 3/14/25 USD 183,241 CNH 1,293,996 6,588
BNP Paribas 1/17/25 HUF 10,447,902 USD 28,410 (2,128)
BNP Paribas 1/17/25 PEN 22,595 USD 6,079 (70)
BNP Paribas 1/17/25 USD 3,553 IDR 56,509,700 59
BNP Paribas 1/17/25 USD 33,875 PEN 128,229 (232)
BNP Paribas 1/17/25 USD 18,298 ZAR 325,213 1,092
BNP Paribas 1/17/25 ZAR 222,428 USD 12,258 (490)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 1/24/25 USD 20,339 AUD 30,901 $ 1,212
BNP Paribas 1/24/25 USD 15,506 CZK 370,444 274
BNP Paribas 2/14/25 PLN 143,071 USD 35,369 (784)
BNP Paribas 2/14/25 USD 36,754 PLN 148,678 814
BNP Paribas 2/21/25 EUR 19,346 USD 20,444 (362)
BNP Paribas 2/21/25 USD 35,519 EUR 33,805 426
BNP Paribas 3/7/25 USD 58,939 THB 2,036,215 (1,045)
BNP Paribas 3/14/25 CNH 169,330 USD 24,151 (1,034)
BNP Paribas 3/14/25 USD 103,054 CNH 733,225 2,956
BNY Mellon 1/24/25 NOK 3,123 USD 284 (10)
BNY Mellon 1/24/25 USD 5,564 CZK 133,790 63
Canadian Imperial Bank
of Commerce 1/17/25 USD 7,484 INR 636,816 59
Citibank 1/16/25 USD 17,283 EGP 886,280 (33)
Citibank 1/17/25 INR 546,531 USD 6,479 (107)
Citibank 1/17/25 RON 328,560 USD 69,779 (1,449)
Citibank 1/17/25 USD 33,564 HUF 13,164,958 447
Citibank 1/17/25 USD 73,797 IDR 1,142,916,944 3,135
Citibank 1/17/25 USD 26,013 ZAR 460,245 1,663
Citibank 1/24/25 AUD 111,458 USD 74,307 (5,318)
Citibank 1/24/25 JPY 81,807 USD 533 (12)
Citibank 1/24/25 MXN 565,448 USD 26,994 8
Citibank 1/24/25 MXN 928,090 USD 45,049 (730)
Citibank 1/24/25 USD 687 AUD 1,068 26
Citibank 1/24/25 USD 175,811 CAD 243,981 5,928
Citibank 1/24/25 USD 89,627 CHF 79,709 1,561
Citibank 1/24/25 USD 32,198 CZK 768,225 609
Citibank 1/24/25 USD 2,238 JPY 333,977 110
Citibank 2/14/25 USD 17,416 PLN 70,960 263
Citibank 2/21/25 USD 1,577 GBP 1,242 23
Citibank 2/28/25 USD 1,114 SEK 12,106 16
Citibank 3/4/25 EGP 99,817 USD 1,910 3
Citibank 3/7/25 USD 82,671 COP 366,970,516 122
Citibank 3/12/25 EGP 334,493 USD 5,979 412
Citibank 3/21/25 EUR 17,080 USD 17,834 (78)
Citigroup Global
Markets 1/24/25 USD 18,400 MXN 378,564 323
Deutsche Bank 1/24/25 AUD 5,376 USD 3,538 (211)
Deutsche Bank 1/24/25 JPY 205,881 USD 1,392 (80)
Deutsche Bank 1/24/25 NOK 494,389 USD 45,336 (1,908)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 1/24/25 USD 1,357 AUD 2,027 $ 103
Deutsche Bank 1/24/25 USD 2,403 CAD 3,412 27
Deutsche Bank 1/24/25 USD 2,611 JPY 403,813 37
Deutsche Bank 1/24/25 USD 2,059 JPY 324,462 (9)
Deutsche Bank 1/24/25 USD 4,770 MXN 96,810 148
Deutsche Bank 1/24/25 USD 32,503 NOK 361,301 766
Deutsche Bank 1/24/25 USD 4,429 NZD 7,547 205
Deutsche Bank 2/7/25 CLP 4,118,231 USD 4,346 (206)
Deutsche Bank 2/14/25 USD 24,916 PLN 99,984 747
Deutsche Bank 2/21/25 EUR 79,942 USD 84,131 (1,142)
Deutsche Bank 2/21/25 USD 16,131 EUR 15,333 214
Deutsche Bank 2/28/25 USD 2,166 SEK 23,727 15
Deutsche Bank 3/21/25 USD 747,510 EUR 704,786 14,842
Goldman Sachs 1/17/25 USD 63,056 IDR 959,987,466 3,704
Goldman Sachs 1/17/25 USD 10,340 INR 871,270 182
Goldman Sachs 1/17/25 USD 107,805 TWD 3,441,093 3,044
Goldman Sachs 1/24/25 JPY 58,645 USD 388 (14)
Goldman Sachs 1/24/25 USD 1,831 AUD 2,872 53
Goldman Sachs 1/24/25 USD 2,036 CAD 2,837 60
Goldman Sachs 2/21/25 EUR 7,671 USD 8,096 (132)
Goldman Sachs 2/21/25 GBP 40,307 USD 50,983 (543)
Goldman Sachs 2/21/25 USD 1,444 GBP 1,150 5
Goldman Sachs 2/28/25 USD 1,569 SEK 17,220 8
Goldman Sachs 3/6/25 BRL 176,681 USD 28,782 (523)
Goldman Sachs 3/6/25 USD 50,397 BRL 300,762 2,293
Goldman Sachs 3/7/25 USD 53,131 THB 1,837,569 (1,001)
Goldman Sachs 3/14/25 CNH 485,234 USD 70,039 (3,796)
Goldman Sachs 3/14/25 USD 5,347 CNH 37,774 190
Goldman Sachs 3/21/25 USD 9,955 EUR 9,393 190
HSBC Bank 1/17/25 USD 30,930 IDR 474,227,653 1,610
HSBC Bank 1/17/25 USD 3,624 INR 305,863 58
HSBC Bank 1/24/25 CAD 2,264 USD 1,630 (53)
HSBC Bank 1/24/25 JPY 8,034,734 USD 53,419 (2,209)
HSBC Bank 1/24/25 NZD 1,107 USD 648 (29)
HSBC Bank 1/24/25 USD 995 AUD 1,539 42
HSBC Bank 1/24/25 USD 2,998 CAD 4,307 (1)
HSBC Bank 1/24/25 USD 802,686 EUR 717,802 58,443
HSBC Bank 1/24/25 USD 153,979 MXN 3,045,144 8,565
HSBC Bank 2/7/25 USD 32,098 CLP 31,170,936 768

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 2/21/25 USD 786,989 EUR 721,834 $ 37,640
HSBC Bank 3/7/25 USD 149,120 MYR 662,290 1,162
HSBC Bank 3/14/25 USD 125,768 CNH 892,489 3,928
JPMorgan Chase 1/17/25 ZAR 111,492 USD 6,154 (255)
JPMorgan Chase 1/24/25 AUD 3,762 USD 2,507 (179)
JPMorgan Chase 1/24/25 JPY 5,158,131 USD 34,613 (1,738)
JPMorgan Chase 1/24/25 MXN 87,395 USD 4,298 (125)
JPMorgan Chase 1/24/25 USD 1,322 AUD 2,113 14
JPMorgan Chase 1/24/25 USD 391 CHF 344 11
JPMorgan Chase 1/24/25 USD 12,261 EUR 11,672 159
JPMorgan Chase 1/24/25 USD 2,457 JPY 375,491 64
JPMorgan Chase 1/24/25 USD 821 NOK 9,132 19
JPMorgan Chase 2/14/25 PLN 141,653 USD 35,275 (1,033)
JPMorgan Chase 2/14/25 USD 16,248 PLN 66,178 250
JPMorgan Chase 2/21/25 GBP 11,054 USD 13,867 (34)
JPMorgan Chase 2/21/25 USD 42,285 EUR 39,294 1,493
JPMorgan Chase 2/28/25 USD 1,160 SEK 12,770 3
JPMorgan Chase 3/7/25 USD 11,614 THB 400,032 (171)
JPMorgan Chase 3/14/25 USD 44,431 CNH 310,826 1,998
JPMorgan Chase 3/21/25 USD 2,622 EUR 2,475 49
Morgan Stanley 1/24/25 NZD 15,378 USD 9,337 (732)
Morgan Stanley 1/24/25 USD 2,208 CAD 3,179 (6)
Morgan Stanley 1/24/25 USD 2,231 CHF 1,951 76
Morgan Stanley 1/24/25 USD 53,621 EUR 49,128 2,683
Morgan Stanley 2/21/25 USD 905 GBP 720 3
Nomura Securities
International 3/14/25 USD 18,466 CNH 134,763 68
RBC Dominion
Securities 1/17/25 USD 3,644 IDR 57,510,997 88
RBC Dominion
Securities 1/24/25 CHF 15,925 USD 17,889 (294)
RBC Dominion
Securities 1/24/25 USD 6,278 AUD 10,088 34
RBC Dominion
Securities 1/24/25 USD 2,130 CAD 2,983 53
Societe Generale 3/7/25 USD 5,105 COP 22,580,069 26
Societe Generale 3/21/25 USD 79,548 EUR 75,197 1,376
Standard Chartered 1/24/25 USD 5,617 CAD 7,916 106
Standard Chartered 2/28/25 USD 31,574 SEK 345,729 225
State Street 1/24/25 AUD 23,529 USD 15,075 (512)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 1/24/25 CAD 9,157 USD 6,561 $ (185)
State Street 1/24/25 JPY 1,465,775 USD 9,727 (385)
State Street 1/24/25 NZD 34 USD 21 (2)
State Street 1/24/25 USD 72,544 AUD 108,701 5,262
State Street 1/24/25 USD 190,853 CAD 266,149 5,535
State Street 1/24/25 USD 78,766 CZK 1,842,572 3,000
State Street 1/24/25 USD 15,406 JPY 2,321,156 612
State Street 2/21/25 EUR 231 USD 246 (5)
State Street 2/21/25 GBP 26,399 USD 33,505 (469)
State Street 2/21/25 USD 11,892 EUR 10,903 573
State Street 2/21/25 USD 4,297 GBP 3,382 65
State Street 3/14/25 CNH 33,520 USD 4,845 (269)
State Street 3/14/25 USD 7,785 CNH 55,020 274
State Street 3/14/25 USD 85,075 SGD 113,424 1,773
State Street 3/21/25 USD 45,756 EUR 43,105 946
Toronto-Dominion Bank 1/24/25 CAD 1,028 USD 746 (30)
Toronto-Dominion Bank 1/24/25 NZD 297 USD 177 (11)
Toronto-Dominion Bank 1/24/25 USD 358,399 CAD 493,941 14,470
UBS Investment Bank 1/17/25 USD 4,857 INR 409,068 87
UBS Investment Bank 1/24/25 CHF 60,204 USD 68,730 (2,213)
UBS Investment Bank 1/24/25 JPY 1,062,660 USD 7,168 (395)
UBS Investment Bank 1/24/25 USD 2,345 AUD 3,589 124
UBS Investment Bank 1/24/25 USD 797 CAD 1,104 28
UBS Investment Bank 1/24/25 USD 97,046 CHF 83,051 5,287
UBS Investment Bank 1/24/25 USD 4,628 EUR 4,383 83
UBS Investment Bank 1/24/25 USD 439,821 JPY 65,209,472 24,203
UBS Investment Bank 1/24/25 USD 5,050 NOK 56,309 103
UBS Investment Bank 1/24/25 USD 1,394 NZD 2,296 109
UBS Investment Bank 2/21/25 USD 28,258 EUR 25,870 1,401
UBS Investment Bank 2/28/25 USD 6,192 SEK 67,821 42
UBS Investment Bank 3/6/25 BRL 38,143 USD 6,099 2
UBS Investment Bank 3/6/25 BRL 34,755 USD 5,746 (187)
UBS Investment Bank 3/6/25 USD 18,362 BRL 112,835 316
UBS Investment Bank 3/7/25 USD 52,725 THB 1,830,233 (1,190)
UBS Investment Bank 3/14/25 USD 279,560 CNH 1,970,016 10,618
Wells Fargo 1/17/25 USD 53,619 PEN 200,874 190
Net unrealized gain (loss) on open forward
currency exchange contracts $ 245,548

T. ROWE PRICE International Bond Fund (USD Hedged)

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 166 Commonwealth of Australia ten year
bond contracts 3/25 11,598 $ (73)
Long, 783 Commonwealth of Australia three year
bond contracts 3/25 51,446 (1)
Short, 1,228 Euro BOBL contracts 3/25 (149,921) 1,758
Long, 1,104 Euro BTP contracts 3/25 137,207 (3,020)
Short, 1,104 Euro BUND contracts 3/25 (152,599) 637
Long, 915 Euro OAT contracts 3/25 116,959 (2,608)
Short, 152 Euro SCHATZ contracts 3/25 (16,845) 58
Short, 248 Government of Canada ten year bond
contracts 3/25 (21,154) 83
Short, 83 Government of Japan ten year bond
contracts 3/25 (74,853) 323
Long, 1,201 Republic of South Korea ten year
bond contracts 3/25 95,385 (1,970)
Short, 1,445 Republic of South Korea three year
bond contracts 3/25 (104,683) 458
Long, 60 U.K. Gilt ten year contracts 3/25 6,941 25
Net payments (receipts) of variation margin to date 4,302
Variation margin receivable (payable) on open futures contracts $ (28)

T. ROWE PRICE International Bond Fund (USD Hedged)

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.53% $ — $ — $ 7,170++
Totals $ —# $ — $ 7,170+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government
Reserve Fund, 4.53% $ 167,811  ¤  ¤ $ 176,234
Total $ 176,234^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $7,170 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $176,234.

T. ROWE PRICE International Bond Fund (USD Hedged)
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $7,263,720) $ 6,846,636
Unrealized gain on forward currency exchange contracts 298,550
Interest receivable 77,209
Receivable for shares sold 3,711
Due from affiliates 2,160
Cash 1,224
Receivable for investment securities sold 1,068
Unrealized gain on bilateral swaps 687
Variation margin receivable on centrally cleared swaps 522
Foreign currency (cost $395) 395
Bilateral swap premiums paid 112
Other assets 1,438
Total assets 7,233,712
Liabilities
Unrealized loss on forward currency exchange contracts 53,002
Obligation to return securities lending collateral 32,974
Payable for shares redeemed 27,434
Investment management fees payable 2,924
Bilateral swap premiums received 359
Options written (premiums $753) 300
Variation margin payable on futures contracts 28
Payable to directors 5
Other liabilities 345
Total liabilities 117,371
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 7,116,341

T. ROWE PRICE International Bond Fund (USD Hedged)
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (713,674)
Paid-in capital applicable to 834,704,568 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 7,830,015
NET ASSETS $ 7,116,341
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $73,149; Shares outstanding: 8,579,824) $ 8.53
Advisor Class
(Net assets: $75; Shares outstanding: 8,799) $ 8.50
I Class
(Net assets: $1,874,674; Shares outstanding:
219,978,153) $ 8.52
Z Class
(Net assets: $5,168,443; Shares outstanding:
606,137,792) $ 8.53

T. ROWE PRICE International Bond Fund (USD Hedged)
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
.
  Interest (net of foreign taxes of $2,468) $ 242,485
Dividend 7,170
Securities lending 255
Other 13
Total income 249,923
Expenses
Investment management 31,595
Shareholder servicing
Investor Class $ 184
Advisor Class 1
I Class 76 261
Prospectus and shareholder reports
Investor Class 34
I Class 476
Z Class 6 516
Custody and accounting 1,075
Registration 95
Legal and audit 53
Directors 21
Miscellaneous 105
Waived / paid by Price Associates (24,214)
Total expenses 9,507
Net investment income 240,416

T. ROWE PRICE International Bond Fund (USD Hedged)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $652) (125,739)
Futures 9,985
Swaps (18,413)
Options written 856
Forward currency exchange contracts 37,950
Foreign currency transactions 275
Net realized loss (95,086)
Change in net unrealized gain / loss
Securities (281,079)
Futures (4,975)
Swaps 29,543
Options written 6,449
Forward currency exchange contracts 387,929
Other assets and liabilities denominated in foreign currencies (4,183)
Change in net unrealized gain / loss 133,684
Net realized and unrealized gain / loss 38,598
INCREASE IN NET ASSETS FROM OPERATIONS $ 279,014

T. ROWE PRICE International Bond Fund (USD Hedged)
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 240,416 $ 188,031
Net realized loss (95,086) (260,433)
Change in net unrealized gain / loss 133,684 658,284
Increase in net assets from operations 279,014 585,882
Distributions to shareholders
Net earnings
Investor Class (2,201) (256)
Advisor Class (2) (1)
I Class (52,345) (4,923)
Z Class (177,498) (18,067)
Tax return of capital – –
Investor Class – (1,710)
Advisor Class – (5)
I Class – (31,617)
Z Class – (124,144)
Decrease in net assets from distributions (232,046) (180,723)
Capital share transactions
*
Shares sold
Investor Class 19,565 31,261
Advisor Class – 220
I Class 493,014 264,733
Z Class 1,079,486 408,895
Distributions reinvested
Investor Class 2,162 1,938
Advisor Class 2 5
I Class 52,242 36,431
Z Class 177,601 142,067
Shares redeemed
Investor Class (31,233) (31,965)
Advisor Class (138) (106)
I Class (170,126) (159,598)
Z Class (611,477) (721,105)
Increase (decrease) in net assets from capital
share transactions 1,011,098 (27,224)

T. ROWE PRICE International Bond Fund (USD Hedged)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Net Assets
Increase during period 1,058,066 377,935
Beginning of period 6,058,275 5,680,340
End of period $ 7,116,341 $ 6,058,275
*Share information (000s)
Shares sold
Investor Class 2,319 3,860
Advisor Class – 27
I Class 58,324 33,394
Z Class 128,464 49,494
Distributions reinvested
Investor Class 256 238
Advisor Class –
(1)
1
I Class 6,178 4,474
Z Class 20,994 17,452
Shares redeemed
Investor Class (3,698) (3,949)
Advisor Class (16) (13)
I Class (20,124) (19,699)
Z Class (72,397) (88,872)
Increase (decrease) in shares outstanding 120,300 (3,593)
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE International Bond Fund (USD Hedged)
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Bond
Fund (USD Hedged) (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide current income and capital appreciation. The fund has four classes of shares:
the International Bond Fund (USD Hedged) (Investor Class), the International
Bond Fund (USD Hedged)–Advisor Class (Advisor Class), the International
Bond Fund (USD Hedged)–I Class (I Class) and the International Bond Fund
(USD Hedged)–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe
Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported

T. ROWE PRICE International Bond Fund (USD Hedged)

on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the year ended December 31, 2024, the Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as

T. ROWE PRICE International Bond Fund (USD Hedged)

may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE International Bond Fund (USD Hedged)

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service

T. ROWE PRICE International Bond Fund (USD Hedged)

or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Bond Fund (USD Hedged)

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 4,833,270 $ — $ 4,833,270
Corporate Bonds — 1,287,484 17,396 1,304,880
Short-Term Investments 143,260 480,532 — 623,792
Securities Lending Collateral 32,974 — — 32,974
Options Purchased — 51,720 — 51,720
Total Securities 176,234 6,653,006 17,396 6,846,636
Swaps* — 20,106 — 20,106
Forward Currency Exchange
Contracts — 298,550 — 298,550
Futures Contracts* 3,342 — — 3,342
Total $ 179,576 $ 6,971,662 $ 17,396 $ 7,168,634
Liabilities
Options Written $ — $ 300 $ — $ 300
Swaps* — 3,946 — 3,946
Forward Currency Exchange
Contracts — 53,002 — 53,002
Futures Contracts* 7,672 — — 7,672
Total $ 7,672 $ 57,248 $ — $ 64,920
1
Includes Asset-Backed Securities, Government Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Bond Fund (USD Hedged)

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
December 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE International Bond Fund (USD Hedged)

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Centrally Cleared Swaps, Futures,
Securities^ $ 46,699
Foreign exchange derivatives Forwards, Securities^ 323,708
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Securities^ 3,311
^
,*
Total $ 373,718
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 740
Interest rate derivatives Centrally Cleared Swaps, Futures 8,722
Foreign exchange derivatives Forwards 53,002
Credit derivatives Centrally Cleared Swaps, Options
Written 2,456
Total $ 64,920
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE International Bond Fund (USD Hedged)

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (945) $ (945)
Interest rate
derivatives — 194 9,985 — (13,939) (3,760)
Foreign
exchange
derivatives (253) — — 37,950 — 37,697
Credit
derivatives 741 662 — — (3,529) (2,126)
Total $ 488 $ 856 $ 9,985 $ 37,950 $ (18,413) $ 30,866
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (740) $ (740)
Interest rate
derivatives 141 5,996 (4,975) — 31,134 32,296
Foreign
exchange
derivatives 1,838 — — 387,929 — 389,767
Credit
derivatives 284 453 — — (851) (114)
Total $ 2,263 $ 6,449 $ (4,975) $ 387,929 $ 29,543 $ 421,209
^ Options purchased are reported as securities.

T. ROWE PRICE International Bond Fund (USD Hedged)

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Variation margin amounts are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional variation margin required due to changes in security values is typically transferred the next business day.
Initial margin amounts are determined on a daily basis and calculated in accordance to global regulations on all bilateral derivatives with a counterparty, subject to an initial margin threshold (typically $50,000,000 per counterparty)

T. ROWE PRICE International Bond Fund (USD Hedged)

and a minimum transfer amount of $100,000 to $500,000 when initial margin amounts exceed the counterparty threshold. Any additional initial margin required due to changes in security values is typically transferred the next business day. Variation margin and initial margin are collectively referred to as collateral.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, and by the governments of Canada, France,
Germany, Japan, or the United Kingdom, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of December 31, 2024, securities valued at $46,620,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

T. ROWE PRICE International Bond Fund (USD Hedged)

The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
($000s)
Gross Value on
Statements of
Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received)
by Fund
Loss
Exposure,
After
Collateral*
(not less
than $0)
Counterparty Assets Liabilities
Bank of America $ 27,906 $ (7,781) $ 20,125 $ (20,127) $ —
Barclays Bank 46,845 (9,062) 37,783 (38,068) —
BNP Paribas 6,833 (6,145) 688 (160) 528
BNY Mellon 63 (10) 53 — 53
Canadian Imperial
Bank of Commerce 59 — 59 — 59
Citibank 39,681 (7,727) 31,954 (33,160) —
Citigroup Global
Markets 323 — 323 — 323
Deutsche Bank 17,104 (3,556) 13,548 (10,800) 2,748
Goldman Sachs 9,898 (6,009) 3,889 (4,570) —
HSBC Bank 113,576 (2,292) 111,284 (105,990) 5,294
JPMorgan Chase 4,060 (3,535) 525 (236) 289
Morgan Stanley 7,283 (1,038) 6,245 (5,685) 560
Nomura Securities
International 68 — 68 — 68
RBC Dominion
Securities 175 (294) (119) — —
Societe Generale 1,402 — 1,402 (1,144) 258
Standard Chartered 331 — 331 (270) 61
State Street 18,040 (1,827) 16,213 (15,361) 852
Toronto-Dominion
Bank 14,470 (41) 14,429 (14,249) 180
UBS Investment
Bank 42,403 (3,985) 38,418 (36,748) 1,670
Wells Fargo 190 — 190 — 190
Total $ 350,710 $ (53,302)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE International Bond Fund (USD Hedged)

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 84% and 94% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized

T. ROWE PRICE International Bond Fund (USD Hedged)

gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 8% and
17% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations.
In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open

T. ROWE PRICE International Bond Fund (USD Hedged)

the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended December 31, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 1% and 40% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate

T. ROWE PRICE International Bond Fund (USD Hedged)

swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of December 31, 2024, the notional amount of protection sold by the fund totaled $51,633,000 (0.7% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE International Bond Fund (USD Hedged)

During the year ended December 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 20% and
65% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to

T. ROWE PRICE International Bond Fund (USD Hedged)

changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, the value of loaned securities was $30,331,000; the value of cash collateral and related investments was $32,974,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $3,828,977,000 and
$3,041,891,000, respectively, for the year ended December 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses and the character of income on swaps.

T. ROWE PRICE International Bond Fund (USD Hedged)

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on certain open derivative contracts and the character of income on certain derivatives contracts. The loss carryforwards
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 232,046 $ 23,247
Return of capital — 157,476
Total distributions $ 232,046 $ 180,723
($000s)
Cost of investments $ 7,245,283
Unrealized appreciation $ 170,512
Unrealized depreciation (563,451)
Net unrealized appreciation (depreciation) $ (392,939)
($000s)
Undistributed ordinary income $ 144,052
Net unrealize d appreciation (depreciation) (392,939)
Loss carryforwards and deferrals (466,041)
Other temporary differences 1,254
Total distributable earnings (loss) $ (713,674)

T. ROWE PRICE International Bond Fund (USD Hedged)

and deferrals primarily relate to capital loss carryforwards and straddle deferrals.
Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%.

T. ROWE PRICE International Bond Fund (USD Hedged)

The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may

T. ROWE PRICE International Bond Fund (USD Hedged)

only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $76,000 remain subject to repayment by the fund at December 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2024, expenses incurred pursuant to these service agreements were $123,000 for Price Associates; $192,000 for T. Rowe Price Services,
Inc.; and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.84% 0.99% 0.05% 0.00%
Expense limitation date 04/30/26 04/30/26 04/30/26 N/A
(Waived)/repaid during the
period ($000s) $— $(1) $(47) $(24,166)

T. ROWE PRICE International Bond Fund (USD Hedged)

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2024, approximately 15% of the
I Class's and 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of December 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 128 shares of the Advisor Class, representing 1% of the
Advisor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.

T. ROWE PRICE International Bond Fund (USD Hedged)

The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE International Bond Fund (USD Hedged)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price International Bond Fund (USD Hedged)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price International Bond Fund (USD
Hedged) (one of the funds constituting T. Rowe Price International Funds,
Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December
31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE International Bond Fund (USD Hedged)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE International Bond Fund (USD Hedged)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $217,729,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1114-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

 (2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

 (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025